UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

      Investment Company Act file number 811-08738
                                        ----------------------------------------

                         Atlantic Whitehall Funds Trust
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                            New York, New York 10020
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                               4400 Computer Drive
                              Westborough, Ma 01581
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 655-7022
                                                         ----------------

                   Date of fiscal year end: November 30, 2004
                                          ----------------------

                     Date of reporting period: May 31, 2004
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[LOGO OMITTED -ATLANTIC WHITEHALL FUNDS]

Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund
Atlantic Whitehall Income Fund
Atlantic Whitehall Balanced Fund

ATLANTIC WHITEHALL FUNDS TRUST
SEMI-ANNUAL REPORT
MAY 31, 2004

Atlantic Trust Advisors, Inc.

This report is for the information of the shareholders of Atlantic Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

                         ATLANTIC WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------
Dear Fellow Shareholders:

The investment environment for the six-month period covered in this report was characterized by increasingly bullish fundamentals that were countered by rising terrorism and political worries around the world. Stock market averages were higher, with the Standard & Poor's 500 Stock Index (the "S&P 500 Index") up 6.79%, while bonds were only slightly higher, as represented by the Lehman Brothers Government/Credit Intermediate Bond Index, which was up 0.46% over the same period.

During the early part of 2004, there was a flurry of market-moving news, including strong readings on the economy and higher inflation reports. In essence, the business cycle may have reached critical inflection points on three key issues that are very important for both stocks and bonds.

First, after three years of shedding jobs, U.S. payrolls are now rising. This is a major boost to prospects for a stronger and longer economic expansion. Second, after a decade-long slowing of inflation, and recent concerns about deflation, there is speculation that inflation will be rising in the months and years ahead. Third, and very much related to the first two points, the Federal Reserve Bank's (the "Fed") three-year quest to stimulate the economy by lowering interest rates is believed to have come to an end. A reversal of policy, toward raising money market rates, may materialize over the next few months.

These are all meaningful changes to the investment landscape. Yet, they must be kept in perspective. At the end of 2003, the "core" consumer price index and the federal funds rate - the Fed's benchmark policy interest rate - were both at generational lows not seen since the 1950s. We believe the pace of increase should be moderate, with inflation and short-term interest rates possibly rising to the 2.5% - 3.0% range in 2005.

Despite the likelihood of an upward trend in interest rates, we maintain our expectation of moderately positive equity market returns, especially relative to bonds. This is due to the positive trend in corporate earnings. History suggests that stock market progress is likely to be slow - and more selective - in a rising interest rate environment. Therefore, we continue to emphasize the highest quality companies in our portfolios.

As always, we thank you for your continued participation in the Atlantic Whitehall Funds.

Sincerely,

/S/ W. E. RANKIN
William E. Rankin
President
Atlantic Whitehall Funds Trust

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL GROWTH FUND

The Atlantic Whitehall Growth Fund, Distributor Class and Institutional Class, declined 0.26% and 0.06%, respectively, versus a 6.79% gain for the S&P 500 Index for the six-month period ended May 31, 2004.

The period covered by this report proved challenging for the Fund, despite strong absolute and relative fundamental performance of the companies in the portfolio. For example, the earnings per share growth ("EPS") of the portfolio was a very strong 45% over the last 12 months and projected to be 37% over the calendar year 2004. EPS growth rates are not only high, but estimates have increased about 9% over the last twelve months. This is in contrast to the S&P 500 Index EPS growth rate of 19% over the last twelve months and a projected growth rate of 14% for all of calendar year 2004.

Our outlook for the stock market is constructive. The economic recovery looks to have enough momentum to continue, leading to higher corporate profits. With continued low interest rates and the favorable tax treatment on long-term capital gains and dividends, this should be favorable to stocks. Valuations have increased, but only moderately when one considers the corresponding growth in profits and cash flow.

Lastly, we continue to find attractive new investment opportunities in the stock market. Over the last year purchases include Caremark Rx, Inc. (2.25%), Vodafone Group PLC (2.85%), UnitedHealth Group, Inc. (2.48%), Dell, Inc. (1.14%), Comcast Corp. (3.91%), Teva Pharmaceutical Industries, LTD. (1.59%), MBNA Corp. (2.56%) and Liberty Media Corp. (2.58%). The percentages represent the percentage of net assets for each holding as of May 31, 2004 and are subject to change. Each of these companies is a leader in their field, with strong revenue growth, strong earnings, strong balance sheets and cash flow.


                                DISTRIBUTOR CLASS
                                GROWTH OF $10,000

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        ATLANTIC WHITEHALL
          GROWTH FUND,
        DISTRIBUTOR CLASS    S&P 500 INDEX
FEB-95    $10,000              $10,000
NOV-95    $12,970              $13,153
NOV-96    $16,162              $16,816
NOV-97    $20,151              $21,609
NOV-98    $23,751              $26,726
NOV-99    $34,317              $32,309
NOV-00    $34,991              $30,942
NOV-01    $31,966              $27,164
NOV-02    $25,375              $22,679
NOV-03    $29,270              $26,099
MAY-04    $29,195              $27,871

This chart compares a $10,000 investment made in Distributor Class Shares of the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (S&P 500 Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                         ATLANTIC WHITEHALL GROWTH FUND
                                DISTRIBUTOR CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                               AS OF MAY 31, 2004*
--------------------------------------------------------------------------------
                                                 SINCE INCEPTION
      6 MONTH        1 YEAR        5 YEAR            (2/1/95)
--------------------------------------------------------------------------------
    (0.26)%**        11.68%          1.02%            12.17%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         ATLANTIC WHITEHALL GROWTH FUND
                               INSTITUTIONAL CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                               AS OF MAY 31, 2004*
--------------------------------------------------------------------------------
                                           SINCE INCEPTION
     6 MONTH      1 YEAR        5 YEAR       (8/20/03)
   (0.06)%**        N/A           N/A         6.11%**
--------------------------------------------------------------------------------

*  Without certain fee waivers, returns would have been lower.
** Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL MID-CAP GROWTH FUND

The Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class, returned 0.40% since beginning investment operations on March 1, 2004, outperforming its Russell Mid-Cap Growth Index benchmark which returned (0.72)% for the period from February 29, 2004 through May 31, 2004.

The Fund launched with the purchase of 83 stock names representing a well diversified mix of companies we have identified as quality growth holdings in a broad array of industries and sectors. Risk is controlled with this large diversification and the use of tactical limitations on maximum position sizes.

Performance was highlighted by an eclectic list of top contributors including Microchip Technology, Inc. (2.79%), Whole Foods Market, Inc. (2.62%), Apollo Group, Inc. (2.92%) and Patterson Dental Co. (2.33%). The percentages represent the percentage of net assets for each holding as of May 31, 2004 and are subject to change. We strive to identify winners across many sectors rather than concentrate our bets. Sector outperformance for the period was most notable in semiconductors.

Typically, turnover is kept low and only 3 new stock ideas have been added since inception as well as one sale. Mattel Corp. was sold after disappointing earnings results and replaced with Mandalay Resort Group (0.86%), a leading operator of casino hotels. This was a very rewarding purchase as the stock has risen over 15% after the company agreed to be acquired by MGMMirage. We also started positions in Cytyc Corp. (0.50%), a marketer of medical diagnostic systems most notably used for cervical cancer screening, and Global Payments, Inc. (0.22%), a provider of electronic transaction processing. The percentages represent the percentage of net assets for each holding as of May 31, 2004 and are subject to change.

We believe the outlook for the portfolio is positive based on significant double-digit earnings growth forecasted for the current year and continued solid gains for 2005. We believe stock valuations remain reasonable relative to both growth rates and interest rates.

--------------------------------------------------------------------------------
                     ATLANTIC WHITEHALL MID-CAP GROWTH FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                               AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                           SINCE INCEPTION
     6 MONTH     1 YEAR       5 YEAR          (3/1/04)
--------------------------------------------------------------------------------
       N/A         N/A          N/A            0.40%*
--------------------------------------------------------------------------------
*  Not Annualized.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND

Since its inception date of March 1, 2004, the Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class, was down (1.20)%. During the period February 29, 2004 through May 31, 2004, the MSCI World Index was down (1.89)%.

The Fund's performance was mainly attributed to the positive returns from W.W. Grainger, Inc. (2.24%), Reed Elsevier PLC (4.07%), Murata Manufacturing Co., Ltd. (1.95%), Sabre Holdings Corp. (1.91%) and Kerry Group PLC (2.22%). Among the major detractors, however, were RadioShack Corp. (3.13%), WPP Group PLC (3.53%), The Walt Disney Co. (2.21%), State Street Corp. (2.67%) and Oracle Corp. (2.26%). The percentages represent the percentage of net assets for each holding as of May 31, 2004 and are subject to change.

The Fund's portfolio remains well diversified by business, investment ideas, geography, sector and management.

--------------------------------------------------------------------------------
                 ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                               AS OF MAY 31, 2004*
--------------------------------------------------------------------------------
                                     SINCE INCEPTION
    6 MONTH     1 YEAR     5 YEAR       (3/1/04)
--------------------------------------------------------------------------------
      N/A         N/A        N/A        (1.20)%**
--------------------------------------------------------------------------------

*  Without certain fee waivers, returns would have been lower.
** Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL INTERNATIONAL FUND

The Atlantic Whitehall International Fund, Institutional Class, was up 9.78% for the six-month period covered by this report. The MSCI EAFE Index moved ahead by 10.18% during this same period. The rally during much of 2003 was characterized by outperformance from lower quality stocks, including small-cap and emerging market equities. However, some of these more cyclically exposed markets have begun to see profit taking and over the last few months, the larger-capitalization, higher-quality stocks we favor have improved in relative performance.

European stocks were the best performers during the period, with stocks in the Nordic region leading the way, especially Norwegian and Swedish stocks. Across sectors, energy and utilities were the top performers, with telecommunication services and information technology lagging the broader market. Performance in Asia was led by Japan, while Hong Kong and Singapore lagged the broader international markets. Security selection continues to be the key driver of relative performance and we have seen strong performance from our holdings in the UK, France and Switzerland. Across sectors, security selection has been strongest in industrial, consumer staples and consumer discretionary holdings.

Looking to the balance of 2004, continued strength in the global economy could lead to supportive underpinnings for corporate earnings and equity markets. Any expectations for further meaningful gains in stock prices should be tempered, however, by the magnitude of market gains over the past year. Equity markets are no longer as attractively valued as they were, and rising interest rates may prove threatening to overall investor sentiment. The Fund will remain thoroughly diversified and exhibit favorable financial characteristics relative to the overall market.

                               GROWTH OF $10,000

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        ATLANTIC WHITEHALL
        INTERNATIONAL FUND,
        INSTITUTIONAL CLASS       MSCI EAFE INDEX
AUG-03    $10,000                    $10,000
NOV-03    $10,550                    $11,194
FEB-04    $11,700                    $12,522
MAY-04    $11,582                    $12,334

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (MSCI EAFE Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                      ATLANTIC WHITEHALL INTERNATIONAL FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                               AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                               SINCE INCEPTION
        6 MONTH         1 YEAR       5 YEAR       (9/5/03)
--------------------------------------------------------------------------------
         9.78%*           N/A          N/A         15.82%*
--------------------------------------------------------------------------------

*  Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL INCOME FUND

The six-month period ended May 31, 2004 was marked by a sharp shift in market sentiment from a slow growth, deflationary economic recovery to a robust expansion punctuated by job creation, record increases in corporate profitability, and a rebirth of inflation. This inflection point came in mid-March, with a substantial sell-off in the bond market, an oratorical shift in policy by the Federal Open Market Committee, and a flattening of the yield curve. The ten-year U.S. Treasury note yield climbed over 1.15% to reach 4.85% by early May, and the two-year U.S. Treasury note climbed by 1.20% to reach 2.66% over the same period.

For the six-month period, the total return of the Atlantic Whitehall Income Fund, Institutional Class, was (0.71)% versus 0.46% and 0.60% for the Lehman Brothers Government/Credit Intermediate Bond Index and the Lehman Brothers
Aggregate   Bond  Index,   respectively.   We  will  use  the  Lehman   Brothers
Government/Credit Intermediate Bond Index going forward as this is more representative of the management style of the Fund. During the period, the assets of the Fund doubled and the turnover increased as we redeployed assets from intermediate treasury and agency notes to shorter maturity diversified corporate credits. We anticipate rebuilding the treasury and agency exposure at higher yields as the year progresses.

With consumer inflation running at a 3.1% rate, and the federal funds rate at 1%, we expect that we will now enter a period of monetary policy tightening, beginning by the end of June 2004. This period is likely to be measured and prolonged with expectations of the federal funds rate possibly hitting 2.0% by December 2004 and 4.0% by December 2005. This will cause the treasury curve to shift to higher rates and flatten, and pressure tight corporate bond spreads to widen. Although interest rate cycles are healthy for the economy and higher yields ultimately beneficial to bond investors, total returns during this period will be under pressure. We will endeavor to preserve principal and capitalize on higher-yield opportunities as they become available in the marketplace in order to enhance monthly dividends.

                               GROWTH OF $10,000*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



        ATLANTIC WHITEHALL      LEHMAN BROTHERS    LEHMAN BROTHERS
        INCOME FUND,            AGGREGATE BOND     GOVERNMENT/CREDIT
        INSTITUTIONAL CLASS     INDEX              INTERMEDIATE BOND INDEX
FEB-95    $10,000               $10,000            $10,000
NOV-95    $11,228               $11,457            $11,225
NOV-96    $11,707               $12,152            $11,877
NOV-97    $12,550               $13,070            $12,629
NOV-98    $13,713               $14,305            $13,749
NOV-99    $13,467               $14,299            $13,903
NOV-00    $14,072               $15,595            $14,984
NOV-01    $15,368               $17,335            $16,720
NOV-02    $16,140               $18,608            $17,872
NOV-03    $16,685               $19,572            $18,884
MAY-04    $16,567               $19,689            $18,971

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the indices for that Fund (Lehman Brothers Aggregate Bond Index and Lehman Brothers Government/Credit Intermediate Bond Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                         ATLANTIC WHITEHALL INCOME FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                               AS OF MAY 31, 2004*
--------------------------------------------------------------------------------
                                              SINCE INCEPTION
       6 MONTH       1 YEAR       5 YEAR       (2/1/95)
--------------------------------------------------------------------------------
     (0.71)%**      (1.93)%        4.21%         5.56%
--------------------------------------------------------------------------------

* Performance shown for periods prior to August 21, 2003 reflects performance of the Distributor Class shares of the Fund. Distributor Class shares were fully redeemed as of November 13, 2003. Without certain fee waivers, returns would have been lower.
** Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL BALANCED FUND

For the six-month period that ended May 31, 2004, the Atlantic Whitehall Balanced Fund, Distributor Class, returned (0.35)%. In comparison, the S&P 500 Index returned 6.79%, the Lehman Brothers Government/Credit Intermediate Bond Index returned 0.46% and the Lehman Brothers Aggregate Bond Index returned 0.60%. The Fund's benchmark, the Blended Index, comprised of 60% S&P 500 Index and 40% Lehman Brothers Government/Credit Intermediate Bond Index, returned 4.26%. The Fund's previous benchmark, a Blended Index consisting of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index, returned 4.31% for the same period. The Fund's benchmark for the fixed income portion of the Blended Index was changed from the Lehman Brothers Aggregate Bond Index to the Lehman Brothers Government/Credit Intermediate Bond Index as this is more representative of the management style of the Fund.

The past six months were an interesting period for investors. The strength of the economic recovery became more visible, with strong improvements in GDP, employment, industrial production and capital spending. This strong economic activity also led to fears of inflation, which was contributed to by the run up in oil prices. With inflation and the economic recovery more visible, interest rates have turned upward. However, expectations are for only moderate increases in interest rates.

Continued low interest rates and favorable tax treatment on long-term capital gains and dividends should be favorable to stocks. Valuations have decreased, as stocks have increased only moderately compared to the corresponding growth in profits and cash flow. What could potentially be a threat to our constructive outlook is the weakness of the U.S. dollar versus the Yen and the Euro. We rely heavily upon foreign investors to finance our government's deficit spending and further significant deterioration in U.S. dollar strength may pressure interest rates higher to attract foreign capital. Interest rates have been incredibly resilient to the depreciation of the U.S. dollar versus the Euro and the Yen over the last 18 months. The weaker dollar helps U.S. corporations by cheapening our goods on the world market, thus, has been beneficial to this country's economy to date.

We continue to find attractive new investment opportunities in the stock market. Over the last year, purchases include Medtronic, Inc. (1.34%), Microsoft Corp. (2.33%), Affiliated Computer Services, Inc. (1.01%), Caremark Rx, Inc. (1.27%), Vodafone Group PLC (1.74%), UnitedHealth Group, Inc. (1.54%), Dell, Inc. (0.72%), Teva Pharmaceutical Industries Ltd. (1.03%) and Liberty Media Corp. (0.67%). The percentages represent the percentage of net assets for each holding as of May 31, 2004 and are subject to change. Each of these companies is a leader in their field, with strong revenue growth, strong earnings, strong balance sheets and cash flow.

Our equity focus continues to be on quality growth stocks that can produce superior performance in an expanding economy. On the fixed income side, we have increased diversification with asset-backed securities, upgraded the average quality of our corporate bonds and reduced the interest rate sensitivity of our holdings. The asset allocation of the Fund, as of May 31, 2004, is 66.35% equities, 30.98% fixed income securities, and 2.67% cash equivalents.


                               GROWTH OF $10,000

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                              LEHMAN BROS.     LEHMAN BROS.
          AW BAL.              S&P/LBAB           S&P/LBG/CI                S&P 500           AGGR. BOND       GOVT/CREDIT INT.
          -------              --------           ----------                -------           ----------       ----------------
FEB-95    $10,000              $10,000            $10,000                   $10,000           $10,000          $10,000
NOV-95    $13,153              $12,475            $12,382                   $12,082           $11,457          $11,225
NOV-96    $16,816              $14,863            $14,738                   $13,783           $12,152          $11,877
NOV-97    $21,609              $17,853            $17,631                   $15,808           $13,070          $12,629
NOV-98    $26,726              $21,065            $20,763                   $18,335           $14,305          $13,749
NOV-99    $32,309              $23,702            $23,458                   $21,127           $14,299          $13,903
NOV-00    $30,942              $23,961            $23,593                   $22,591           $15,595          $14,984
NOV-01    $27,164              $23,275            $22,958                   $22,751           $17,335          $16,720
NOV-02    $22,679              $21,653            $21,317                   $20,006           $18,608          $17,872
NOV-03    $26,099              $24,061            $23,728                   $22,799           $19,572          $18,884
MAY-04    $27,871              $25,098            $24,739                   $22,719           $19,689          $18,970

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the indices for that Fund (Lehman Brothers Aggregate Bond Index, Lehman Brothers Government/Credit Intermediate Bond Index, 60% S&P 500 Index/40% Lehman Brothers Government/Credit Intermediate Bond Index, 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index and S&P 500 Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                        ATLANTIC WHITEHALL BALANCED FUND
                                DISTRIBUTOR CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                               AS OF MAY 31, 2004*
--------------------------------------------------------------------------------
                                              SINCE INCEPTION
           6 MONTH     1 YEAR       5 YEAR       (2/1/95)
--------------------------------------------------------------------------------
         (0.35)%**       8.48%        3.47%         9.20%
--------------------------------------------------------------------------------

*  Without certain fee waivers, returns would have been lower.
** Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

COMMON STOCKS - 99.94%
                 DIVERSIFIED MANUFACTURING - 1.76%
    89,694       General Electric Co. .........................   $   2,791,277
                                                                  -------------
                 ENTERTAINMENT - 5.25%
   118,035       Viacom, Inc., Class A ........................       4,399,164
   166,982       Walt Disney Co. (The) ........................       3,919,068
                                                                  -------------
                                                                      8,318,232
                                                                  -------------
                 FINANCIAL SERVICES - 10.13%
    64,460       First Data Corp. .............................       2,790,474
   159,460       MBNA Corp. ...................................       4,050,284
   104,030       SLM Corp. ....................................       3,987,470
    88,578       Wells Fargo & Co. ............................       5,208,386
                                                                  -------------
                                                                     16,036,614
                                                                  -------------
                 HEALTH CARE SERVICES & EQUIPMENT - 7.25%
    89,570       Medtronic, Inc. ..............................       4,290,403
    60,090       UnitedHealth Group, Inc. .....................       3,920,872
    38,370       Zimmer Holdings, Inc.* .......................       3,274,880
                                                                  -------------
                                                                     11,486,155
                                                                  -------------
                 HOUSEHOLD PRODUCTS - 1.83%
    50,774       Colgate-Palmolive Co. ........................       2,904,273
                                                                  -------------

                 INSURANCE - 3.61%
    77,877       American International Group, Inc. ...........       5,708,384
                                                                  -------------

                 MULTIMEDIA - 6.48%
   218,228       Comcast Corp., Class A* ......................       6,186,764
   371,438       Liberty Media Corp.* .........................       4,078,389
                                                                  -------------
                                                                     10,265,153
                                                                  -------------
                 OIL AND GAS - 3.57%
    64,468       Exxon Mobil Corp. ............................       2,788,241
    50,230       Schlumberger, Ltd. ...........................       2,871,649
                                                                  -------------
                                                                      5,659,890
                                                                  -------------

                PHARMACEUTICALS - 14.81%
       78,493   Amgen, Inc.* .................................        4,293,567
      114,030   Caremark Rx, Inc.* ............................       3,557,736
       48,090   Forest Laboratories, Inc.* ....................       3,048,425
      120,395   Novartis AG, ADR ..............................       5,438,242
      129,933   Pfizer, Inc. ..................................       4,591,832
       38,010   Teva Pharmaceutical Industries Ltd.,
                SP ADR ........................................       2,515,122
                                                                  -------------
                                                                     23,444,924
                                                                  -------------

                RETAIL - 4.58%
      109,820   Costco Wholesale Corp. ........................       4,149,000
       55,776   Wal-Mart Stores, Inc. .........................       3,108,396
                                                                  -------------
                                                                      7,257,396
                                                                  -------------

                SEMICONDUCTOR EQUIPMENT - 6.84%
      157,469   Applied Materials, Inc.* ......................       3,143,081
      232,577   ASML Holding N.V.-NY Registered Shares* .......       4,095,681
      107,718   Novellus Systems, Inc.* .......................       3,585,932
                                                                  -------------
                                                                     10,824,694
                                                                  -------------

      SHARES                                                           VALUE
      ------                                                           -----

                SEMICONDUCTORS - 18.57%
      273,028   Altera Corp.* .................................   $   6,249,611
       71,670   Analog Devices, Inc. ..........................       3,522,581
      123,617   Intel Corp. ...................................       3,529,265
      121,706   Maxim Integrated Products, Inc. ...............       6,186,316
       71,840   Microchip Technology, Inc. ....................       2,278,046
      122,679   Texas Instruments, Inc. .......................       3,203,149
      121,720   Xilinx, Inc. ..................................       4,440,346
                                                                  -------------
                                                                     29,409,314
                                                                  -------------

                TECHNOLOGY - 12.41%
       72,918   Affiliated Computer Services, Inc., Class A* ..       3,632,775
      280,038   Cisco Systems, Inc.* ..........................       6,202,842
       51,370   Dell, Inc.* ...................................       1,807,197
      224,150   Microsoft Corp. ...............................       5,906,352
       78,970   VERITAS Software Corp.* .......................       2,100,602
                                                                  -------------
                                                                     19,649,768
                                                                  -------------

                TELECOMMUNICATIONS - 2.85%
      189,840   Vodafone Group PLC, SP ADR ....................       4,510,598
                                                                  -------------
                TOTAL COMMON STOCKS ...........................     158,266,672
                                                                  -------------
                (Cost $130,650,324)

INVESTMENT COMPANY - 0.30%
      482,404   SSgA Prime Money Market Fund ..................         482,404
                                                                  -------------
                TOTAL INVESTMENT COMPANY ......................         482,404
                                                                  -------------
                (Cost $482,404)

                TOTAL INVESTMENTS - 100.24% ...................     158,749,076
                                                                  -------------
                (Cost $131,132,728)

                LIABILITIES IN EXCESS OF
                OTHER ASSETS - (0.24)% ........................        (379,687)
                                                                  -------------
                NET ASSETS - 100.00% ..........................   $ 158,369,389
                                                                  =============
--------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
PLC    Public Limited Company
SP ADR Sponsored American Depositary Receipt


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

COMMON STOCKS - 96.25%
                CHEMICALS - 0.39%
    2,575       Valspar Corp. (The) ............................      $  122,776
                                                                      ----------
                COMMERCIAL SERVICES - 8.36%
    9,860       Apollo Group, Inc., Class A* ...................         924,868
    8,065       C.H. Robinson Worldwide, Inc. ..................         335,342
    5,540       Career Education Corp.* ........................         376,554
    5,730       Corporate Executive Board Co. (The) ............         313,202
    6,930       Fair Isaac Corp. ...............................         240,817
    3,510       Iron Mountain, Inc.* ...........................         155,388
    8,200       Paychex, Inc. ..................................         307,582
                                                                      ----------
                                                                       2,653,753
                                                                      ----------
                ELECTRONICS - 2.62%
    7,875       Garmin Ltd. ....................................         273,420
   10,705       Jabil Circuit, Inc.* ...........................         303,059
   13,575       Vishay Intertechnology, Inc.* ..................         256,160
                                                                      ----------
                                                                         832,639
                                                                      ----------
                FINANCIAL - 6.60%
    3,155       Ambac Financial Group, Inc. ....................         218,168
    7,210       Capital One Financial Corp. ....................         505,133
   12,855       CheckFree Corp.* ...............................         394,134
    1,504       Global Payments, Inc. ..........................          70,177
   11,440       Investors Financial Services Corp. .............         447,533
    8,200       TCF Financial Corp. ............................         457,396
                                                                      ----------
                                                                       2,092,541
                                                                      ----------

                FOODS AND BEVERAGES - 3.38%
    7,585       Cott Corp.* ....................................         240,900
    9,670       Whole Foods Market, Inc. .......................         831,620
                                                                      ----------
                                                                       1,072,520
                                                                      ----------

                HEALTH CARE SERVICES & EQUIPMENT - 20.84%
    2,720       Anthem, Inc.* ..................................         240,802
    5,065       Apria Healthcare Group Inc.* ...................         142,225
   19,465       Caremark Rx, Inc.* .............................         607,308
    7,265       Cytyc Corp.* ...................................         159,103
    9,960       Express Scripts, Inc.* .........................         779,470
   11,490       Laboratory Corp. of America Holdings* ..........         475,226
   15,765       Lincare Holdings, Inc.* ........................         529,862
    5,635       Oxford Health Plans, Inc. ......................         319,899
    9,745       Patterson Dental Co.* ..........................         739,840
    4,455       Quest Diagnostic, Inc. .........................         383,798
    4,845       ResMed, Inc.* ..................................         246,126
    8,515       St. Jude Medical, Inc.* ........................         649,354
    7,530       Stryker Corp. ..................................         382,901
    7,515       Triad Hospitals, Inc.* .........................         265,730
    3,485       Wellpoint Health Networks, Inc.* ...............         388,717
    3,545       Zimmer Holdings, Inc.* .........................         302,566
                                                                      ----------
                                                                       6,612,927
                                                                      ----------

               HOUSEHOLD PRODUCTS - 2.05%
    9,865      Blyth, Inc. ......................................        322,092
    4,425      Mohawk Industries, Inc.* .........................        328,512
                                                                      ----------
                                                                         650,604
                                                                      ----------

               INDUSTRIAL - 2.00%
    4,820      Cognex Corp. .....................................        159,735
    7,200      Danaher Corp. ....................................        338,616
    5,220      Donaldson Co., Inc. ..............................        137,181
                                                                      ----------
                                                                         635,532
                                                                      ----------


    SHARES                                                               VALUE
    ------                                                               -----
               LEISURE & ENTERTAINMENT - 2.43%
    5,750      Harley-Davidson, Inc. ............................     $  330,568
    4,260      International Game Technology ....................        167,418
    4,985      Mandalay Resort Group ............................        273,427
                                                                      ----------
                                                                         771,413
                                                                      ----------

               MULTIMEDIA - 5.40%
    7,190      Cumulus Media, Inc.* .............................        133,303
    5,115      Entercom Communications Corp.* ...................        208,436
    5,465      Getty Images, Inc.* ..............................        307,679
    6,845      Lamar Advertising Co.* ...........................        279,755
    9,440      Univision Communications, Inc., Class A* .........        307,272
   10,835      Westwood One, Inc.* ..............................        293,954
    7,310      XM Satellite Radio Holdings, Inc.* ...............        184,066
                                                                      ----------
                                                                       1,714,465
                                                                      ----------

               OIL AND GAS - 3.78%
    3,245      Devon Energy Corp. ...............................        192,623
    9,705      Grant Prideco, Inc.* .............................        150,525
    7,930      Weatherford International Ltd.* . ................        329,174
   20,825      XTO Energy, Inc. .................................        525,831
                                                                      ----------
                                                                       1,198,153
                                                                      ----------

               PHARMACEUTICALS - 1.68%
    3,270      AmerisourceBergen Corp. ..........................        196,135
    7,200      Angiotech Pharmaceuticals, Inc.* .................        158,544
    2,735      Gilead Sciences, Inc.* ...........................        179,033
                                                                      ----------
                                                                         533,712
                                                                      ----------

               RESTAURANTS - 2.06%
    8,055      Applebee's International, Inc. ...................        305,284
    9,410      Brinker International, Inc.* .....................        347,794
                                                                      ----------
                                                                         653,078
                                                                      ----------

               RETAIL - 9.48%
    4,075      AutoZone, Inc.* ..................................        353,506
   13,585      Bed Bath & Beyond, Inc.* .........................        506,041
    7,815      Best Buy Co., Inc. ...............................        412,320
   13,255      Dollar General Corp. .............................        257,147
    9,680      Dollar Tree Stores, Inc.* ........................        270,072
   11,735      Ethan Allen Interiors, Inc. ......................        457,313
    3,840      Liz Claiborne, Inc. ..............................        131,712
   24,820      TJX Companies, Inc. (The) ........................        618,266
                                                                      ----------
                                                                       3,006,377
                                                                      ----------

               SEMICONDUCTORS - 11.15%
   23,110      Altera Corp.* ....................................        528,988
    7,345      Brooks Automation, Inc.* .........................        151,748
    9,980      Intersil Corp., Class A ..........................        212,075
    5,260      KLA-Tencor Corp.* ................................        253,427
   10,065      Linear Technology Corp. ..........................        399,178
   15,645      Maxim Integrated Products, Inc. ..................        795,235
   27,960      Microchip Technology, Inc. .......................        886,611
    6,525      Sigmatel, Inc.* ..................................        165,474
    6,445      Teradyne, Inc.* ..................................        143,659
                                                                      ----------
                                                                       3,536,395
                                                                      ----------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----

               TECHNOLOGY - 14.03%
      15,675   Affiliated Computer Services, Inc., Class A* ....   $    780,928
       8,895   Charles River Laboratories International, Inc.* .        400,987
      12,095   Cognizant Technology Solutions Corp.* ...........        559,273
      10,515   Cognos, Inc.* ...................................        354,040
      16,925   Fiserv, Inc.* ...................................        640,104
      10,509   Juniper Networks, Inc* ..........................        219,743
       3,330   Lexmark International, Inc.* ....................        314,086
       9,695   Mercury Interactive Corp.* ......................        464,778
      15,625   Symantec Corp.* .................................        715,625
                                                                   ------------
                                                                      4,449,564
                                                                   ------------
               TOTAL COMMON STOCKS .............................     30,536,449
                                                                   ------------
               (Cost $30,271,321)

INVESTMENT COMPANY - 3.86%
   1,225,234   SSgA Prime Money Market Fund ....................      1,225,234
                                                                   ------------
               TOTAL INVESTMENT COMPANY ........................      1,225,234
                                                                   ------------
               (Cost $1,225,234)

               TOTAL INVESTMENTS - 100.11% .....................     31,761,683
                                                                   ------------
               (Cost $31,496,555)

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.11)% ..........................        (36,444)
                                                                   ------------
               NET ASSETS - 100.00% ............................   $ 31,725,239
                                                                   ============

--------------------------------
*      Non-income producing security.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

DOMESTIC COMMON STOCKS - 55.49%
                 BUILDING PRODUCTS - 1.97%
      9,100      Vulcan Materials Co. .........................      $   407,316
                                                                     -----------
                 CHEMICALS - 4.41%
     13,900      Engelhard Corp. ..............................          420,753
      8,600      Sigma-Aldrich Corp. ..........................          491,146
                                                                     -----------
                                                                         911,899
                                                                     -----------
                 COMMERCIAL SERVICES - 6.26%
     11,000      IAC/InterActiveCorp* .........................          343,860
      7,300      Manpower, Inc. ...............................          348,575
     15,500      Sabre Holdings Corp. .........................          395,250
      5,900      Weight Watchers International, Inc.* .........          205,615
                                                                     -----------
                                                                       1,293,300
                                                                     -----------
                 DISTRIBUTION - 2.24%
      8,500      Grainger (W.W.), Inc. ........................          462,825
                                                                     -----------
                 ENTERTAINMENT - 5.07%
     11,500      Harrah's Entertainment, Inc. .................          591,100
     19,500      Walt Disney Co. (The) ........................          457,665
                                                                     -----------
                                                                       1,048,765
                                                                     -----------
                 FINANCIAL SERVICES - 8.65%
     15,500      American Express Co. .........................          785,850
      6,900      Moody's Corp. ................................          451,191
     11,400      State Street Corp. ...........................          551,988
                                                                     -----------
                                                                       1,789,029
                                                                     -----------
                 HEALTH CARE - 5.62%
     11,800      Becton, Dickinson & Co. ......................          593,776
     22,800      IMS Health, Inc. .............................          567,264
                                                                     -----------
                                                                       1,161,040
                                                                     -----------
                 INSURANCE - 5.34%
     11,400      Marsh & McLennan Cos., Inc. ..................          502,968
      7,000      Progressive Corp. (The) ......................          600,390
                                                                     -----------
                                                                       1,103,358
                                                                     -----------
                 MULTIMEDIA - 4.30%
      5,700      Knight-Ridder, Inc. ..........................          433,086
      8,700      Meredith Corp. ...............................          456,402
                                                                     -----------
                                                                         889,488
                                                                     -----------
                 REAL ESTATE - 2.43%
     17,100      Equity Residential, REIT .....................          503,424
                                                                     -----------
                 RETAIL - 4.85%
      9,400      Costco Wholesale Corp. .......................          355,132
     21,300      RadioShack Corp. .............................          647,307
                                                                     -----------
                                                                       1,002,439
                                                                     -----------
                 TECHNOLOGY - 4.35%
     17,200      Molex, Inc., Class A .........................          432,752
     41,200      Oracle Corp.* ................................          466,384
                                                                     -----------
                                                                         899,136
                                                                     -----------
                 TOTAL DOMESTIC COMMON STOCKS .................       11,472,019
                                                                     -----------
                 (Cost $11,675,310)


     SHARES                                                            VALUE
     ------                                                            -----

FOREIGN COMMON STOCKS - 31.80%
                 CHINA - 1.16%
    20,000       Singapore Press Holdings, Ltd. ...............       $  241,070
                                                                      ----------
                 DENMARK - 0.68%
     3,200       Novozymes A/S, Class B .......................          140,016
                                                                      ----------
                 FRANCE - 1.49%
     7,100       Societe BIC SA ...............................          307,791
                                                                      ----------
                 IRELAND - 3.63%
    22,200       Kerry Group PLC, Class A .....................          458,151
     9,500       Ryanair Holdings PLC, SP ADR* ................          291,555
                                                                      ----------
                                                                         749,706
                                                                      ----------
                 ITALY - 1.80%
    22,800       Luxottica Group S.P.A., SP ADR ...............          371,412
                                                                      ----------
                 JAPAN - 5.05%
    13,000       Canon, Inc. ..................................          641,031
     7,000       Murata Manufacturing Co., Ltd. ...............          403,438
                                                                      ----------
                                                                       1,044,469
                                                                      ----------
                 MEXICO - 3.93%
    21,400       Cemex S.A. de C.V., SP ADR ...................          627,876
    74,900       Grupo Modelo, S.A. de C.V., Series C .........          185,749
                                                                      ----------
                                                                         813,625
                                                                      ----------
                 UNITED KINGDOM - 14.06%
    78,300       Compass Group PLC ............................          488,101
    87,200       Reed Elsevier PLC ............................          840,952
    33,500       Smiths Group PLC .............................          428,408
    92,100       Tesco PLC ....................................          420,463
    73,100       WPP Group PLC ................................          729,096
                                                                      ----------
                                                                       2,907,020
                                                                      ----------
                 TOTAL FOREIGN COMMON STOCKS ..................        6,575,109
                                                                      ----------
                 (Cost $6,602,875)
    PAR
   VALUE
   -----

REPURCHASE AGREEMENT - 9.22%
$1,906,000       State Street, 0.88%, dated 05/28/04,
                 matures 06/01/04, repurchase price $1,906,186
                 (collateralized by U.S. Treasury Instruments,
                 total market value $1,968,667) ...............        1,906,000
                                                                      ----------
                 TOTAL REPURCHASE AGREEMENT ...................        1,906,000
                                                                      ----------
                 (Cost $1,906,000)


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

INVESTMENT COMPANIES - 8.98%
   940,221    SSgA Money Market..................................   $   940,221
   915,865    SSgA Prime Money...................................       915,865
                                                                    ------------
              TOTAL INVESTMENT COMPANIES ........................     1,856,086
                                                                    ------------
              (Cost $1,856,086)

              TOTAL INVESTMENTS - 105.49% .......................    21,809,214
                                                                    ------------
              (Cost $22,040,271)

              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (5.49)% ............................    (1,135,801)
                                                                    ------------
              NET ASSETS - 100.00% ..............................   $20,673,413
                                                                    ============
------------------------------
*      Non-income producing security.
PLC    Public Limited Company
REIT   Real Estate Investment Trust
SP ADR Sponsored American Depositary Receipt

                          INDUSTRY CONCENTRATION TABLE:
                  (Foreign Common Stocks % of Total Net Assets)

Building Products...........................        3.04%
Commercial Services.........................        2.36%
Diversified Manufacturing...................        2.07%
Foods and Beverages.........................        5.14%
Health Care.................................        1.80%
Household Products..........................        1.49%
Multimedia..................................        8.76%
Technology..................................        5.73%
Transportation..............................        1.41%
                                                   ------
Total.......................................       31.80%
                                                   ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

FOREIGN COMMON STOCKS - 97.47%
               AUSTRALIA - 1.78%
   139,800     National Australia Bank Ltd. .....................   $  3,002,802
                                                                    ------------
               BELGIUM - 0.94%
    52,400     Belgacom* ........................................      1,586,909
                                                                    ------------
               CANADA - 0.93%
    40,100     EnCana Corp. .....................................      1,572,146
                                                                    ------------
               CHINA - 0.93%
   231,400     Hutchinson Whampoa Ltd. ..........................      1,566,141
                                                                    ------------
               DENMARK - 2.23%
   165,600     Danske Bank A/S ..................................      3,765,645
                                                                    ------------
               FINLAND - 4.47%
   228,350     Nokia Oyj ........................................      3,111,963
   212,900     Stora Enso Oyj, Class R ..........................      2,763,618
    92,600     UPM-Kymmene Oyj ..................................      1,662,254
                                                                    ------------
                                                                       7,537,835
                                                                    ------------
               FRANCE - 6.51%
    80,950     Compagnie Generale des Etablissements
               Michelin, Class B ................................      3,954,085
    34,350     Societe Generale .................................      2,911,088
    43,845     Total SA, SP ADR .................................      4,124,937
                                                                    ------------
                                                                      10,990,110
                                                                    ------------
               GERMANY - 2.84%
    62,791     BASF AG ..........................................      3,209,709
    20,300     Deutsche Bank AG .................................      1,590,485
                                                                    ------------
                                                                       4,800,194
                                                                    ------------
               ITALY - 2.16%
    35,900     Eni SpA, SP ADR ..................................      3,644,927
                                                                    ------------
               JAPAN - 19.49%
    56,000     Canon, Inc. ......................................      2,761,366
       139     East Japan Railway Co. ...........................        718,109
    52,700     Eisai Co., Ltd. ..................................      1,368,460
   135,000     Fuji Photo Film Co., Ltd. ........................      3,945,261
   259,000     Hitachi, Ltd. ....................................      1,780,955
    47,000     Ito-Yokado Co., Ltd. .............................      1,909,342
   114,000     Kao Corp. ........................................      2,666,275
       128     Millea Holdings, Inc. ............................      1,656,096
     6,800     NEC Electronics Corp. ............................        428,211
    26,200     Nintendo Co., Ltd. ...............................      2,626,519
       622     Nippon Telegraph & Telephone Corp. ...............      3,055,833
    81,500     Sony Corp. .......................................      2,993,802
    86,700     Takeda Chemical Industries, Ltd. .................      3,600,570
    18,000     TDK Corp. ........................................      1,262,158
    58,800     Toyota Motor Corp. ...............................      2,128,025
                                                                    ------------
                                                                      32,900,982
                                                                    ------------
               MEXICO - 1.92%
    96,400     Telefonos de Mexico SA de CV, SP ADR .............      3,242,896
                                                                    ------------
               NETHERLANDS - 8.28%
    71,050     ABN AMRO Holding NV ..............................      1,514,010
   191,100     Aegon NV .........................................      2,307,948
    51,400     DSM NV ...........................................      2,539,558
   115,500     ING Groep NV .....................................      2,606,472
    87,900     Koninklijke (Royal) Philips Electronics NV .......      2,404,065
   115,550     TPG NV ...........................................      2,599,134
                                                                    ------------
                                                                      13,971,187
                                                                    ------------

     SHARES                                                            VALUE
     ------                                                            -----
                 NORWAY - 1.11%
     149,100     Statoil ASA ..................................     $  1,877,274
                                                                    ------------
                 PORTUGAL - 1.12%
     184,700     Portugal Telecom SPGS SA, SP ADR .............        1,896,869
                                                                    ------------
                 SOUTH KOREA - 2.09%
     150,245     Korea Electric Power Corp., SP ADR ...........        1,344,693
     125,400     KT Corp., SP ADR .............................        2,188,230
                                                                    ------------
                                                                       3,532,923
                                                                    ------------
                 SPAIN - 2.36%
     121,500     Endesa SA ....................................        2,241,867
      82,000     Repsol YPF SA, SP ADR ........................        1,734,300
                                                                    ------------
                                                                       3,976,167
                                                                    ------------
                 SWEDEN - 2.73%
       5,316     Ainax AB* (A) ................................          164,007
     262,900     Nordea AB ....................................        1,780,819
      82,400     Volvo AB, Class B ............................        2,669,206
                                                                    ------------
                                                                       4,614,032
                                                                    ------------
                 SWITZERLAND - 11.44%
      66,900     Compagnie Financiere Richemont AG ............        1,722,632
      47,300     Credit Suisse Group ..........................        1,623,298
      19,176     Nestle SA, Registered ........................        4,983,559
      99,701     Novartis AG, Registered ......................        4,466,834
      21,354     Roche Holding AG .............................        2,247,073
      22,250     Syngenta AG ..................................        1,767,548
      15,900     Zurich Financial Services AG .................        2,500,219
                                                                    ------------
                                                                      19,311,163
                                                                    ------------
                 UNITED KINGDOM - 24.14%
     246,000     Abbey National PLC ...........................        2,023,990
     174,100     BAA PLC ......................................        1,736,467
     778,400     BAE Systems PLC ..............................        2,936,375
     521,400     BP PLC .......................................        4,567,100
     486,900     Cadbury Schweppes PLC ........................        4,151,084
     267,500     Diageo PLC ...................................        3,550,841
      95,275     GlaxoSmithKline PLC, ADR .....................        4,044,424
     169,100     HSBC Holdings PLC ............................        2,508,193
     465,100     Kingfisher PLC ...............................        2,438,828
     124,600     Marks & Spencer Group PLC ....................          821,270
     293,500     Reed Elsevier PLC ............................        2,830,497
     137,300     Royal Bank of Scotland Group PLC .............        4,146,035
     269,700     Scottish Power PLC ...........................        1,960,618
      69,550     Shell Transport & Trading Co., SP ADR ........        3,044,899
                                                                    ------------
                                                                      40,760,621
                                                                    ------------
                 TOTAL FOREIGN COMMON STOCKS ..................      164,550,823
                                                                    ------------
                 (Cost $146,404,212)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

INVESTMENT COMPANY - 1.92%
 3,247,475    SSgA Prime Money Market Fund.......................  $  3,247,475
                                                                   ------------
              TOTAL INVESTMENT COMPANY...........................     3,247,475
                                                                   ------------
              (Cost $3,247,475)

              TOTAL INVESTMENTS - 99.39% ........................   167,798,298
                                                                   ------------
              (Cost $149,651,687)

              OTHER ASSETS
              NET OF LIABILITIES - 0.61% ........................     1,022,549
                                                                   ------------
              NET ASSETS - 100.00% ..............................  $168,820,847
                                                                   ============

*      Non-income producing security.
(A) Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
ADR    American Depositary Receipt
PLC    Public Limited Company
SP ADR Sponsored American Depositary Receipt

FOREIGN CURRENCY CONTRACTS SOLD:
   CURRENCY   CONTRACT TO  SETTLEMENT   CONTRACTS     UNREALIZED
    VALUE       DELIVER       DATE       AT VALUE    DEPRECIATION
    -----       -------       ----       --------    ------------
  18,151,995     JPY     06/01/2004   $  164,234      $  (156)
   3,844,776     JPY     06/02/2004       35,157         (370)
     454,986     GBP     06/03/2004      834,899         (827)
  ----------                          ----------      -------
                                      $1,034,290      $(1,353)
                                      ==========      =======

GBP    Great Britain Pound
JPY    Japanese Yen

                          INDUSTRY CONCENTRATION TABLE:
                  (Foreign Common Stocks % of Total Net Assets)

Aerospace/Defense ..........................        1.74%
Airport Development/Maintenance ............        1.03%
Automotive .................................        5.18%
Banking ....................................       14.73%
Chemicals ..................................        4.45%
Computers...................................        0.75%
Diversified Manufacturing...................        2.34%
Electronics.................................        2.48%
Entertainment...............................        1.56%
Financial Services..........................        1.03%
Foods and Beverages.........................        7.51%
Home Furnishings............................        1.77%
Household Products..........................        1.58%
Insurance...................................        5.37%
Oil and Gas.................................       12.18%
Paper & Related Products....................        2.62%
Pharmaceuticals.............................        9.32%
Publishing..................................        1.68%
Retail......................................        4.08%
Semiconductors..............................        0.25%
Technology..................................        1.64%
Telecommunications..........................        8.93%
Transportation..............................        1.96%
Utilities...................................        3.29%
                                                   -----
Total.......................................       97.47%
                                                   =====

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       CREDIT
  PAR VALUE                                           RATINGS+           VALUE
  ---------                                           --------           -----

CORPORATE OBLIGATIONS - 61.41%
              AEROSPACE/DEFENSE - 1.12%
$ 300,000     United Technologies Corp.
              6.350%, 03/01/11 ....................      A2/A        $   325,604
                                                                     -----------
              AUTOMOBILE - 1.24%
  355,000     General Motors Corp., Senior Notes
              7.125%, 07/15/13 ....................  Baa1/BBB            361,501
                                                                     -----------
              BANKING - 2.15%
  300,000     Bank One Corp., Subordinated Notes
              5.900%, 11/15/11 ....................     A1/A-            313,113
  300,000     Wachovia Corp.,
              4.950%, 11/01/06 ....................     Aa3/A            312,102
                                                                     -----------
                                                                         625,215
                                                                     -----------
              DIVERSIFIED MANUFACTURING - 2.98%
  800,000     Textron, Inc.
              6.500%, 06/01/12 ....................     A3/A-            864,610
                                                                     -----------
              FINANCIAL SERVICES - 14.76%
1,000,000     Ford Motor Credit Co.
              7.875%, 06/15/10 ....................   A3/BBB-          1,080,921
  500,000     General Electric Capital Corp.,
              Series A, MTN
              6.125%, 02/22/11 ....................   Aaa/AAA            534,000
  500,000     General Motors Acceptance Corp.
              6.125%, 09/15/06 ....................    A3/BBB            522,375
1,000,000     Goldman Sachs Group, Inc.
              6.650%, 05/15/09 ....................    Aa3/A+          1,088,625
1,000,000     Merrill Lynch & Co.
              6.000%, 02/17/09 ....................    Aa3/A+          1,063,580
                                                                     -----------
                                                                       4,289,501
                                                                     -----------
              FOODS AND BEVERAGES - 3.58%
1,000,000     Kraft Foods, Inc.
              5.250%, 06/01/07 ....................   A3/BBB+          1,039,141
                                                                     -----------
              HEALTH CARE - 3.93%
1,000,000     McKesson Corp.
              7.750%, 02/01/12 ....................  Baa2/BBB          1,143,112
                                                                     -----------
              MULTIMEDIA - 3.44%
1,000,000     Liberty Media Corp.
              3.500%, 09/25/06 .................... Baa3/BBB-            999,084
                                                                     -----------
              OIL AND GAS - 11.03%
1,000,000     Conoco Funding Co.
              6.350%, 10/15/11 ....................     A3/A-          1,086,258
1,000,000     Pemex Project Funding Master Trust
              7.375%, 12/15/14 .................... Baa1/BBB-          1,028,750
1,000,000     Transocean, Inc.
              6.625%, 04/15/11 ....................   Baa2/A-          1,089,968
                                                                     -----------
                                                                       3,204,976
                                                                     -----------
              REAL ESTATE - 8.71%
1,350,000     EOP Operating LP
              6.800%, 01/15/09 .................... Baa1/BBB+          1,458,856
1,000,000     Simon Property Group LP
              6.375%, 11/15/07 ....................  Baa2/BBB          1,070,404
                                                                     -----------
                                                                       2,529,260
                                                                     -----------


                                                       CREDIT
  PAR VALUE                                           RATINGS+           VALUE
  ---------                                           --------           -----

              RETAIL - 0.74%
$ 205,000     Target Corp.
              5.400%, 10/01/08 ....................     A2/A+        $   214,858
                                                                     -----------
              TELECOMMUNICATIONS - 4.10%
1,040,000     Vodafone Group PLC
              7.750%, 02/15/10 ....................      A2/A          1,191,027
                                                                     -----------
              UTILITIES - 3.63%
1,000,000     DTE Energy Co., Senior Notes
              6.450%, 06/01/06 ....................  Baa2/BBB          1,055,976
                                                                     -----------
              TOTAL CORPORATE OBLIGATIONS .........                   17,843,865
                                                                     -----------
              (Cost $18,367,723)

ASSET-BACKED SECURITIES - 20.25%
750,000       California Infrastructure
              Southern California Edison,
              Series 1997-1, Class A7
              6.420%, 12/26/09 ....................   Aaa/AAA            809,384
750,000       Citibank Credit Card Issuance
              Trust, Series 2000-A3, Class A3
              6.875%, 11/15/09 ....................   Aaa/AAA            826,405
300,000       Citibank Credit Card Master
              Trust I, Series 1999-5, Class A
              6.100%, 05/15/08 ....................   Aaa/AAA            318,234
750,000       Commonwealth Edison
              Transitional Funding Trust,
              Series 1998-1, Class A6
              5.630%, 06/25/09 ....................   Aaa/AAA            788,991
350,000       Discover Card Master Trust I
              Series 1996-3, Class A
              6.050%, 08/18/08 ....................   Aaa/AAA            369,291
550,000       Illinois Power Special Purpose
              Trust, Series 1998-1, Class A6
              5.540%, 06/25/09 ....................   Aaa/AAA            578,181
825,000       MBNA Credit Card Master Note
              Trust, Series 2002-A1, Class A1
              4.950%, 06/15/09 ....................   Aaa/AAA            862,143
750,000       PECO Energy Transition Trust
              Series 1999-A, Class A7
              6.130%, 03/01/09 ....................   Aaa/AAA            807,604
500,000       PSE&G Transition Funding LLC
              Series 2001-1, Class A3
              5.980%, 06/15/08 ....................   Aaa/AAA            525,371
                                                                     -----------
              TOTAL ASSET-BACKED SECURITIES .......                    5,885,604
                                                                     -----------
              (Cost $5,905,256)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       CREDIT
  PAR VALUE                                           RATINGS+          VALUE
  ---------                                           --------          -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.90%
              FEDERAL FARM CREDIT BANK (A) - 0.79%
$  225,000    4.375%, 04/15/05......................  Aaa/AAA       $   230,054
                                                                    -----------
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION (A) - 3.79%
   250,000    5.125%, 07/15/12......................  Aaa/AAA           251,767
   350,000    5.125%, 08/20/12......................  Aaa/AAA           347,338
   229,872    Class LB, Series 2447
              5.500%, 05/15/17......................  Aaa/AAA           234,730
   267,124    Class ME, Series 2528
              5.250%, 05/15/30......................  Aaa/AAA           265,879
                                                                    -----------
                                                                      1,099,714
                                                                    -----------
              U.S. TREASURY NOTE - 3.32%
   700,000    6.500%, 10/15/06......................  Aaa/AAA           759,199
   200,000    4.875%, 02/15/12......................  Aaa/AAA           205,914
                                                                    -----------
                                                                        965,113
                                                                    -----------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS..........................            2,294,881
                                                                    -----------
              (Cost $2,305,056)

FOREIGN GOVERNMENT SECURITIES - 3.21%
              CANADA - 3.21%
   300,000    Province of Ontario
              Senior Unsubordinated Notes
              5.500%, 10/01/08......................   Aa2/AA           316,482
   600,000    Province of Quebec
              5.000%, 07/17/09......................    A1/A+           616,043
                                                                    -----------
              TOTAL FOREIGN GOVERNMENT SECURITIES ........              932,525
                                                                    -----------
              (Cost $970,884)
    SHARES
    ------

INVESTMENT COMPANIES - 7.86%
   848,195    SSgA Money Market Fund......................              848,195
 1,436,525    SSgA Prime Money Market Fund................            1,436,525
                                                                    -----------
              TOTAL INVESTMENT COMPANIES..................            2,284,720
                                                                    -----------
              (Cost $2,284,720)

              TOTAL INVESTMENTS - 100.63% ................           29,241,595
                                                                    -----------
              (Cost $29,833,639)

              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (0.63)% .....................             (184,214)
                                                                    -----------
              NET ASSETS - 100.00% .......................          $29,057,381
                                                                    ===========

-------------------------
(A) These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
LLC Limited Liability  Corporation
LP  Limited Partnership
MTN Medium Term Note
PLC Public  Limited  Company
+   See page 19 for Credit Rating Summary.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 66.35%
            DIVERSIFIED MANUFACTURING - 1.06%
    6,460   General Electric Co. ..............................   $  201,035
                                                                  ----------
            ENTERTAINMENT - 2.11%
    1,187   Viacom, Inc., Class A .............................       44,240
   15,119   Walt Disney Co. (The) .............................      354,843
                                                                  ----------
                                                                     399,083
                                                                  ----------
            FINANCIAL SERVICES - 6.09%
    4,790   First Data Corp. ..................................      207,359
    8,000   MBNA Corp. ........................................      203,200
    4,790   SLM Corp. .........................................      183,601
    9,448   Wells Fargo & Co. .................................      555,542
                                                                  ----------
                                                                   1,149,702
                                                                  ----------
            HEALTH CARE SERVICES & EQUIPMENT - 4.17%
    5,270   Medtronic, Inc. ...................................      252,433
    4,450   UnitedHealth Group, Inc. ..........................      290,362
    2,870   Zimmer Holdings, Inc.* ............................      244,955
                                                                  ----------
                                                                     787,750
                                                                  ----------
            HOUSEHOLD PRODUCTS - 2.29%
    7,555   Colgate-Palmolive Co. .............................      432,146
                                                                  ----------
            INSURANCE - 2.90%
    7,466   American International Group, Inc. ................      547,258
                                                                  ----------
            MULTIMEDIA - 2.94%
   15,119   Comcast Corp., Class A* ...........................      428,624
   11,500   Liberty Media Corp.* ..............................      126,270
                                                                  ----------
                                                                     554,894
                                                                  ----------
            OIL AND GAS - 3.64%
   15,916   Exxon Mobil Corp. .................................      688,367
                                                                  ----------
            PHARMACEUTICALS - 10.70%
   11,342   Amgen, Inc.* ......................................      620,407
    7,660   Caremark Rx, Inc.* ................................      238,992
    3,830   Forest Laboratories, Inc.* ........................      242,784
    5,671   Novartis AG, ADR ..................................      256,159
   13,225   Pfizer, Inc. ......................................      467,371
    2,950   Teva Pharmaceutical Industries Ltd.,
            SP ADR ............................................      195,202
                                                                  ----------
                                                                   2,020,915
                                                                  ----------
            RETAIL - 3.34%
    9,448   Costco Wholesale Corp. ............................      356,945
    4,912   Wal-Mart Stores, Inc. .............................      273,746
                                                                  ----------
                                                                     630,691
                                                                  ----------

            SEMICONDUCTORS - 17.95%
   26,782   Altera Corp.* .....................................      613,040
    3,830   Analog Devices, Inc. ..............................      188,244
   25,605   Applied Materials, Inc.* ..........................      511,076
   11,342   Intel Corp. .......................................      323,814
   13,705   Maxim Integrated Products, Inc. ...................      696,625
   17,013   Novellus Systems, Inc.* ...........................      566,363
   13,504   Xilinx, Inc. ......................................      492,626
                                                                  ----------
                                                                   3,391,788
                                                                  ----------

    SHARES                                                           VALUE
    ------                                                           -----

              TECHNOLOGY - 7.42%
     3,830    Affiliated Computer Services, Inc.,
              Class A*.........................................  $   190,811
    22,683    Cisco Systems, Inc.*.............................      502,428
     3,870    Dell, Inc.*......................................      136,147
    16,680    Microsoft Corp...................................      439,518
     5,000    VERITAS Software Corp.*..........................      133,000
                                                                 -----------
                                                                   1,401,904
                                                                 -----------
              TELECOMMUNICATIONS - 1.74%
    13,840    Vodafone Group PLC, SP ADR.......................      328,838
                                                                 -----------
              TOTAL COMMON STOCKS..............................   12,534,371
                                                                 -----------
              (Cost $9,134,904)
                                                   CREDIT
   PAR VALUE                                      RATINGS+
   ---------                                      --------

CORPORATE OBLIGATIONS - 18.21%
              AEROSPACE/DEFENSE - 1.44%
$  250,000    United Technologies Corp.
              6.350%, 03/01/11............             A2/A          271,336
                                                                 -----------
              AUTOMOBILE - 2.72%
   505,000    General Motors Corp., Senior Notes
              7.125%, 07/15/13............         Baa1/BBB          514,248
                                                                 -----------
              DIVERSIFIED MANUFACTURING - 1.14%
   200,000    Textron, Inc.
              6.500%, 06/01/12............            A3/A-          216,153
                                                                 -----------
              FINANCIAL SERVICES - 4.26%
   250,000    AIG SunAmerica Global Financing VI
              6.300%, 05/10/11 (A)........          Aaa/AAA          267,768
   250,000    General Electric Capital Corp.,
              Series A, MTN
              6.125%, 02/22/11............          Aaa/AAA          267,000
   250,000    General Motors Acceptance Corp.
              7.750%, 01/19/10............           A3/BBB          270,132
                                                                 -----------
                                                                     804,900
                                                                 -----------
              FOODS AND BEVERAGES - 1.38%
   250,000    Kraft Foods, Inc.
              5.250%, 06/01/07............          A3/BBB+          259,785
                                                                 -----------
              HEALTH CARE - 1.21%
   200,000    McKesson Corp.
              7.750%, 02/01/12............         Baa2/BBB          228,622
                                                                 -----------
              MULTIMEDIA - 1.32%
   250,000    Liberty Media Corp.
              3.500%, 09/25/06............        Baa3/BBB-          249,771
                                                                 -----------
              REAL ESTATE DEVELOPMENT - 1.43%
   250,000    EOP Operating LP
              6.800%, 01/15/09............        Baa1/BBB+          270,159
                                                                 -----------
              TELECOMMUNICATIONS - 1.91%
   315,000    Vodafone Group PLC
              7.750%, 02/15/10............             A2/A          360,744
                                                                 -----------
              UTILITIES - 1.40%
   250,000    DTE Energy Co., Senior Notes
              6.450%, 06/01/06............         Baa2/BBB          263,994
                                                                 -----------
              TOTAL CORPORATE OBLIGATIONS......                    3,439,712
                                                                 -----------
              (Cost $3,453,007)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             CREDIT
  PAR VALUE                                 RATINGS+          VALUE
  --------                                  --------          -----

ASSET-BACKED SECURITIES - 6.71%
$ 200,000     Citibank Credit Card Master Trust I
              Series 1999-5, Class A
              6.100%, 05/15/08 ............   Aaa/AAA     $   212,156
  200,000     Commonwealth Edison
              Transitional Funding Trust
              Series 1998-1, Class A6
              5.630%, 06/25/09 ............   Aaa/AAA         210,398
  200,000     Discover Card Master Trust I
              Series 1996-3, Class A
              6.050%, 08/18/08 ............   Aaa/AAA         211,024
  150,000     Illinois Power Special Purpose Trust
              Series 1998-1, Class A6
              5.540%, 06/25/09 ............   Aaa/AAA         157,686
  250,000     PECO Energy Transition Trust
              Series 1999-A, Class A6
              6.050%, 03/01/09 ............   Aaa/AAA         265,067
  200,000     PSE&G Transition Funding LLC
              Series 2001-1, Class A3
              5.980%, 06/15/08 ............   Aaa/AAA         210,148
                                                          -----------
              TOTAL ASSET-BACKED SECURITIES                 1,266,479
                                                          -----------
              (Cost $1,277,258)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (B) - 4.41%
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 2.82%
  250,000     5.125%, 07/15/12 Aaa/AAA                        251,767
  275,846     Class LB, Series 2447
              5.500%, 05/15/17 ............   Aaa/AAA         281,676
                                                          -----------
                                                              533,443
                                                          -----------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 0.82%
  145,711     Pool # 535151
              7.500%, 02/01/15 ............   Aaa/AAA         155,636
                                                          -----------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 0.77%
  139,178     Pool #485907
              6.500%, 04/15/31 ............   Aaa/AAA         144,702
                                                          -----------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS .................            833,781
                                                          -----------
              (Cost $829,281)

FOREIGN GOVERNMENT SECURITIES - 1.65%
              CANADA - 1.65%
   150,000    Province of Ontario
              Senior Unsubordinated Notes
              5.500%, 10/01/08............     Aa2/AA        158,241
   150,000    Province of Quebec
              5.000%, 07/17/09............      A1/A+        154,011
                                                          ----------
              TOTAL FOREIGN GOVERNMENT SECURITIES            312,252
                                                          ----------
              (Cost $323,983)

  SHARES                                             VALUE
  ------                                             -----

INVESTMENT COMPANY - 2.14%
   404,261    SSgA Prime Money Market Fund.....     $   404,261
                                                    -----------
              TOTAL INVESTMENT COMPANY.........         404,261
                                                    -----------
              (Cost $404,261)

              TOTAL INVESTMENTS - 99.47% ......      18,790,856
                                                    -----------
              (Cost $15,422,694)

              OTHER ASSETS
              NET OF LIABILITIES - 0.53% ......         100,305
                                                    -----------
              NET ASSETS - 100.00% ............     $18,891,161
                                                    ===========

*      Non-income producing security.
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2004, this security amounted to $267,768 or 1.42% of net assets, which has been deemed liquid by Atlantic Trust Advisors, Inc.
(B) These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
ADR    American  Depositary  Receipt
MTN    Medium Term Note
SP ADR Sponsored American  Depositary Receipt
PLC    Public Limited Company
+      See page 19 for Credit Rating Summary

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                              CREDIT RATING SUMMARY
                            -------------------------

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC.

     MOODY'S   STANDARD & POOR'S
   ----------  -----------------
       Aaa             AAA       Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
       Aa              AA        Instrument judged to be of high quality by all standards.
        A               A        Instrument judged to be adequate by all standards.
       Baa             BBB       Instrument judged to be of modest quality by all standards.
       Ba              BB        Instrument judged to have speculative elements.
        B              B         Instrument judged to lack characteristics of the desirable investment.
       Caa             CCC       Instrument judged to be in poor standing.
       Ca              CC        Instrument judged to be speculative in a high degree.
        C              C         Instrument judged to have extremely poor prospects of ever attaining any real investment standing.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of Aaa/AAA.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MID-CAP      MULTI-CAP
                                                  GROWTH         GROWTH     GLOBAL VALUE   INTERNATIONAL     INCOME       BALANCED
                                                   FUND           FUND          FUND           FUND           FUND          FUND
                                                  -------        -------    ------------   -------------     ------       --------
ASSETS:
Investments:
   Investments at cost......................   $131,132,728    $31,496,555    $20,134,271   $149,651,687   $29,833,639  $15,422,694
   Repurchase agreement.....................             --             --      1,906,000             --            --           --
   Net unrealized appreciation (depreciation)    27,616,348        265,128       (231,057)    18,146,611      (592,044)   3,368,162
                                               ------------    -----------    -----------   ------------   -----------  -----------
   Total investments at value...............    158,749,076     31,761,683     21,809,214    167,798,298    29,241,595   18,790,856
                                               ------------    -----------    -----------   ------------   -----------  -----------
Receivables:
   Investments sold.........................             --         72,308         59,904      1,032,814            --           --
   Fund shares sold.........................         42,117             --         33,700        295,460            --       14,335
   Dividends and interest...................        143,766          3,902         44,081        803,430       408,290      111,786
   Dividend reclaims........................             --             --            177         75,711            --           --
Other assets................................         20,411          5,737          6,451         18,253         1,361        2,288
                                               ------------    -----------     ----------   ------------   -----------  -----------
   Total Assets.............................    158,955,370     31,843,630     21,953,527    170,023,966    29,651,246   18,919,265
                                               ------------    -----------     ----------   ------------   -----------  -----------
LIABILITIES:
Unrealized depreciation on foreign
   currency contracts.......................             --             --             --          1,353            --           --
Payables:
   Dividends payable........................             --             --             --             --         4,724           --
   Investments purchased....................             --         75,643      1,263,564         49,288       551,103           --
   Fund shares repurchased..................        374,215         14,000             --        893,258           351          400
   Advisory fees (Note 3)...................        105,273         21,486         10,412        161,260        13,075        8,510
   Administration fees (Note 4).............         12,668          3,062          3,044         17,276         3,207        2,407
   Transfer Agent fees (Note 4).............         11,737          2,216          1,658          8,635         2,190        2,569
   Trustees fees (Note 5)...................          9,611          1,493            963          9,748         1,697        1,105
   Distribution fees (Note 4)...............         18,204             --             --             --            --        3,950
Accrued expenses and other payables.........         54,273            491            473         62,301        17,518        9,163
                                               ------------    -----------    -----------   ------------   -----------  -----------
   Total Liabilities........................        585,981        118,391      1,280,114      1,203,119       593,865       28,104
                                               ------------    -----------    -----------   ------------   -----------  -----------
NET ASSETS..................................   $158,369,389    $31,725,239    $20,673,413   $168,820,847   $29,057,381  $18,891,161
                                               ============    ===========    ===========   ============   ===========  ===========
NET ASSETS CONSIST OF:
Par value...................................   $     10,154    $     3,161    $     2,093   $     14,639   $     2,948  $     1,464
Paid-in capital in excess of par value......    132,004,120     31,569,829     20,803,892    145,623,319    30,176,831   14,826,679
Accumulated undistributed
   net investment income (loss).............       (510,895)       (28,106)        33,754      1,358,847         7,354       18,499
Accumulated net realized gain (loss) on
   investments sold and foreign
   currency transactions....................       (750,338)       (84,773)        64,575      3,674,118      (537,708)     676,357
Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currency   27,616,348        265,128       (230,901)    18,149,924      (592,044)   3,368,162
                                               ------------    -----------    -----------   ------------   -----------  -----------
TOTAL NET ASSETS............................   $158,369,389    $31,725,239    $20,673,413   $168,820,847   $29,057,381  $18,891,161
                                               ============    ===========    ===========   ============   ===========  ===========
DISTRIBUTOR CLASS:
   Net Assets...............................   $115,861,870    $        --    $        --   $         --   $        --  $18,891,161
   Shares of beneficial interest outstanding      7,432,847             --             --             --            --    1,463,568
                                               ------------    -----------    -----------   ------------   -----------  -----------
   Net asset value, offering and redemption
     price per share
     (Net Assets/Shares Outstanding)........   $      15.59    $        --    $        --   $         --   $        --  $     12.91
                                               ============    ===========    ===========   ============   ===========  ===========
INSTITUTIONAL CLASS:
   Net Assets...............................   $ 42,507,519    $31,725,239    $20,673,413   $168,820,847   $29,057,381  $        --
   Shares of beneficial interest outstanding      2,721,633      3,160,775      2,092,907     14,639,065     2,947,861           --
                                               ------------    -----------    -----------   ------------   -----------  -----------
   Net asset value, offering and redemption
     price per share
     (Net Assets/Shares Outstanding)........   $      15.62    $     10.04    $      9.88   $      11.53   $      9.86  $        --
                                               ============    ===========    ===========   ============   ===========  ===========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MID-CAP      MULTI-CAP
                                                    GROWTH         GROWTH     GLOBAL VALUE   INTERNATIONAL     INCOME       BALANCED
                                                     FUND          FUND(A)       FUND(B)         FUND           FUND          FUND
                                                   ----------     ----------  ------------   -------------     ------       --------
INVESTMENT INCOME:
   Interest.................................   $      4,795    $     2,222    $     3,143   $         --   $   421,896  $   143,879
   Dividends................................        698,749         55,185         91,779      3,074,135         3,713       60,220
   Less: foreign taxes withheld.............        (15,381)            --         (3,225)      (382,087)           --        (634)
                                               -------------   -----------    -----------   ------------   -----------  -----------
   Total investment income..................        688,163         57,407         91,697      2,692,048       425,609      203,465
                                               -------------   -----------    -----------   ------------   -----------  -----------

EXPENSES:
   Advisory fees (Note 3)...................        757,205         62,036         40,114        965,768        60,910       84,807
   Administration fees (Note 4).............         87,018          7,650          6,378         88,058        12,312       12,416
   Distribution fees (Note 4)...............        183,512             --             --             --            --       24,943
   Custody fees.............................         14,614          1,721          4,254         71,290         2,949        3,874
   Transfer agent fees (Note 4).............         43,126          3,002          3,191         35,555         8,562       12,543
   Professional fees........................         61,309          4,485          2,675         59,901        11,599       10,928
   Registration and filing fees.............         10,534          2,514          2,559          8,314         9,131        7,751
   Printing fees............................         28,383          2,097          2,367         28,297         3,798        4,154
   Trustees fees (Note 5)...................         23,181          1,517          1,004         22,171         2,837        2,641
   Miscellaneous fees.......................         18,401            491            473         15,690         1,956        2,557
                                               ------------    -----------    -----------   ------------   -----------  -----------
   Total expenses before waivers............      1,227,283         85,513         63,015      1,295,044       114,054      166,614
   Less expenses waived (Note 3)............        (28,225)            --         (5,072)            --            --     (21,943)
                                               ------------    -----------    -----------   ------------   -----------  -----------
   Net expenses.............................      1,199,058         85,513         57,943      1,295,044       114,054      144,671
                                               ------------    -----------    -----------   ------------   -----------  -----------
NET INVESTMENT INCOME (LOSS)................       (510,895)       (28,106)        33,754      1,397,004       311,555       58,794
                                               ------------    -----------    -----------   ------------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
   Net realized gain (loss) on
     investment transactions................      7,508,717        (84,773)        49,686      3,767,962      (109,290)     676,369
   Net realized gain (loss) on
     foreign currency transactions..........             --             --         14,889        (88,456)           --           --
   Net change in unrealized appreciation
     (depreciation) on investments..........     (8,140,392)       265,128       (231,057)    10,277,274      (785,162)   (782,873)
   Net change in unrealized appreciation
     (depreciation) on translation of assets and
     liabilities denominated in foreign currency         --             --            156         (3,956)           --           --
                                               ------------    -----------    -----------   ------------   -----------  -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS...............       (631,675)       180,355       (166,326)    13,952,824      (894,452)   (106,504)
                                               ------------    -----------    -----------   ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................   $ (1,142,570)   $   152,249    $  (132,572)  $ 15,349,828   $  (582,897) $  (47,710)
                                               ============    ===========    ===========   ============   ===========  ===========

--------------------------------------------------------------------------
(a) Atlantic Whitehall Mid-Cap Growth Fund commenced investment operations on March 1, 2004.
(b) Atlantic Whitehall Multi-Cap Global Value Fund commenced investment operations on March 1, 2004.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                                            GROWTH FUND
                                                                                                ---------------------------------
                                                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                                                  MAY 31, 2004       NOVEMBER 30,
                                                                                                   (UNAUDITED)           2003
                                                                                                 ---------------     ------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).............................................................     $    (510,895)     $ (1,061,723)
   Net realized gain (loss) on investments and foreign currency transactions................         7,508,717        (3,559,313)(a)
   Net change in unrealized appreciation (depreciation) on investments and
     translation of assets and liabilities denominated in foreign currency..................        (8,140,392)       27,499,494
                                                                                                 -------------      ------------
Net increase (decrease) in net assets resulting from operations.............................        (1,142,570)       22,878,458
                                                                                                 -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Distributor Class......................................................................                --                --
     Institutional Class....................................................................                --                --
   From realized gains on investment
     Institutional Class......................................................................              --                --
                                                                                                 -------------      ------------
   Total Distributions......................................................................                --                --
                                                                                                 -------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................................................................        15,915,973        62,414,410
     Institutional Class....................................................................        31,720,217        16,584,379
   Dividends reinvested:
     Distributor Class......................................................................                --                --
     Institutional Class....................................................................                --                --
   Cost of shares redeemed:
     Distributor Class......................................................................       (61,685,258)      (72,197,005)
     Institutional Class....................................................................        (5,729,235)              (10)
                                                                                                 -------------      ------------
Change in net assets from capital share transactions........................................       (19,778,303)        6,801,774
                                                                                                 -------------      ------------
Net change in net assets....................................................................       (20,920,873)       29,680,232
NET ASSETS:
   Beginning of year........................................................................       179,290,262       149,610,030
                                                                                                 -------------      ------------
   End of year (including line A)...........................................................     $ 158,369,389      $179,290,262
                                                                                                 =============      ============
(A) Undistributed net investment income (loss)..............................................     $    (510,895)     $         --
                                                                                                 =============      ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................................................................           995,776         4,535,486
     Reinvested.............................................................................                --                --
     Redeemed...............................................................................        (3,916,085)       (5,225,216)
   Institutional Class:
     Issued.................................................................................         1,967,901         1,120,541
     Reinvested.............................................................................                --                --
     Redeemed...............................................................................          (366,808)               (1)
                                                                                                 -------------      ------------
Net increase (decrease) in share transactions...............................................        (1,319,216)          430,810
                                                                                                 =============      ============




                                                                                                     MID-CAP           MULTI-CAP
                                                                                                     GROWTH           GLOBAL VALUE
                                                                                                      FUND               FUND
                                                                                                -----------------   ---------------
                                                                                                  PERIOD ENDED        PERIOD ENDED
                                                                                                 MAY 31, 2004(B)     MAY 31, 2004(C)
                                                                                                  (UNAUDITED)         (UNAUDITED)
                                                                                                -----------------   ---------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).............................................................    $      (28,106)     $      33,754
   Net realized gain (loss) on investments and foreign currency transactions................           (84,773)            64,575
   Net change in unrealized appreciation (depreciation) on investments and
     translation of assets and liabilities denominated in foreign currency..................           265,128           (230,901)
                                                                                                --------------      --------------
Net increase (decrease) in net assets resulting from operations.............................           152,249           (132,572)
                                                                                                --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Distributor Class......................................................................                --                 --
     Institutional Class....................................................................                --                 --
   From realized gains on investment
     Institutional Class......................................................................              --                 --
                                                                                                --------------      -------------
   Total Distributions......................................................................                --                 --
                                                                                                --------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................................................................                --                 --
     Institutional Class....................................................................        34,166,622         21,170,742
   Dividends reinvested:
     Distributor Class......................................................................                --                 --
     Institutional Class....................................................................                --                 --
   Cost of shares redeemed:
     Distributor Class......................................................................                --                 --
     Institutional Class....................................................................        (2,593,632)          (364,757)
                                                                                                --------------      -------------
Change in net assets from capital share transactions........................................        31,572,990         20,805,985
                                                                                                --------------      -------------
Net change in net assets....................................................................        31,725,239         20,673,413
NET ASSETS:
   Beginning of year........................................................................                --                 --
                                                                                                --------------      -------------
   End of year (including line A)...........................................................    $   31,725,239      $  20,673,413
                                                                                                ==============      =============
(A) Undistributed net investment income (loss)..............................................    $      (28,106)     $      33,754
                                                                                                ==============      =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................................................................                --                 --
     Reinvested.............................................................................                --                 --
     Redeemed...............................................................................                --                 --
   Institutional Class:
     Issued.................................................................................         3,428,684          2,129,993
     Reinvested.............................................................................                --                 --
     Redeemed...............................................................................          (267,909)           (37,086)
                                                                                                --------------      -------------
Net increase (decrease) in share transactions...............................................         3,160,775          2,092,907
                                                                                                ==============      =============

                                                                                                             INTERNATIONAL
                                                                                                                 FUND
                                                                                                   ---------------------------------
                                                                                                   SIX MONTHS ENDED     PERIOD ENDED
                                                                                                    MAY 31, 2004       NOVEMBER 30,
                                                                                                      (UNAUDITED)          2003(D)
                                                                                                   ---------------     -------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).............................................................       $    1,397,004      $     98,841
   Net realized gain (loss) on investments and foreign currency transactions................            3,679,506           596,195
   Net change in unrealized appreciation (depreciation) on investments and
     translation of assets and liabilities denominated in foreign currency..................           10,273,318         7,876,606
                                                                                                   --------------      ------------
Net increase (decrease) in net assets resulting from operations.............................           15,349,828         8,571,642
                                                                                                   --------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Distributor Class......................................................................                   --                --
     Institutional Class....................................................................                   --                --
   From realized gains on investment
     Institutional Class......................................................................           (770,377)               --
                                                                                                   --------------      ------------
   Total Distributions......................................................................             (770,377)               --
                                                                                                   --------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................................................................                   --                --
     Institutional Class....................................................................           14,646,603       160,480,965
   Dividends reinvested:
     Distributor Class......................................................................                   --                --
     Institutional Class....................................................................                   --                --
   Cost of shares redeemed:
     Distributor Class......................................................................                   --                --
     Institutional Class....................................................................          (18,269,578)      (11,188,236)
                                                                                                   --------------      ------------
Change in net assets from capital share transactions........................................           (3,622,975)      149,292,729
                                                                                                   --------------      ------------
Net change in net assets....................................................................           10,956,476       157,864,371
NET ASSETS:
   Beginning of year........................................................................          157,864,371                --
                                                                                                   --------------      ------------
   End of year (including line A)...........................................................       $  168,820,847      $157,864,371
                                                                                                   ==============      ============
(A) Undistributed net investment income (loss)..............................................       $    1,358,847      $    (38,157)
                                                                                                   ==============      ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................................................................                   --                --
     Reinvested.............................................................................                   --                --
     Redeemed...............................................................................                   --                --
   Institutional Class:
     Issued.................................................................................            1,281,512        16,041,487
     Reinvested.............................................................................                   --                --
     Redeemed...............................................................................           (1,599,957)       (1,083,977)
                                                                                                   --------------      ------------
Net increase (decrease) in share transactions...............................................             (318,445)       14,957,510
                                                                                                   ==============      ============



                                                                                                                INCOME FUND
                                                                                                  ----------------------------------
                                                                                                    SIX MONTHS ENDED      YEAR ENDED
                                                                                                     MAY 31, 2004       NOVEMBER 30,
                                                                                                       (UNAUDITED)          2003(E)
                                                                                                  ----------------    --------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).............................................................     $        311,555    $      483,973
   Net realized gain (loss) on investments and foreign currency transactions................             (109,290)          775,654
   Net change in unrealized appreciation (depreciation) on investments and
     translation of assets and liabilities denominated in foreign currency..................             (785,162)         (551,417)
                                                                                                 ----------------    --------------
Net increase (decrease) in net assets resulting from operations.............................             (582,897)          708,210
                                                                                                 ----------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Distributor Class......................................................................                   --          (422,539)
     Institutional Class....................................................................             (339,152)          (65,638)
   From realized gains on investment
     Institutional Class...................................................................                    --                --
                                                                                                 ----------------    --------------
   Total Distributions......................................................................             (339,152)         (488,177)
                                                                                                 ----------------    --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................................................................                   --         7,081,294
     Institutional Class....................................................................           20,839,482        12,124,330
   Dividends reinvested:
     Distributor Class......................................................................                   --           394,018
     Institutional Class....................................................................              324,256            64,979
   Cost of shares redeemed:
     Distributor Class......................................................................                   --       (30,659,833)
     Institutional Class....................................................................           (3,226,082)         (182,722)
                                                                                                 ----------------    --------------
Change in net assets from capital share transactions........................................           17,937,656       (11,177,934)
                                                                                                 ----------------    --------------
Net change in net assets....................................................................           17,015,607       (10,957,901)
NET ASSETS:
   Beginning of year........................................................................           12,041,774        22,999,675
                                                                                                 ----------------   ---------------
   End of year (including line A)...........................................................     $     29,057,381   $    12,041,774
                                                                                                 ================   ===============
(A) Undistributed net investment income (loss)..............................................     $          7,354  $         34,951
                                                                                                 ================   ===============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................................................................                   --           693,619
     Reinvested.............................................................................                   --            38,495
     Redeemed...............................................................................                   --        (3,013,217)
   Institutional Class:
     Issued.................................................................................            2,041,037         1,203,692
     Reinvested.............................................................................               32,155             6,410
     Redeemed...............................................................................             (317,347)          (18,086)
                                                                                                 ----------------   ---------------
Net increase (decrease) in share transactions...............................................            1,755,845        (1,089,087)
                                                                                                 ================   ===============

--------------------------------------------------------------------------
(a) On May 8, 2003, the Growth Fund had a redemption in kind with total proceeds in the amount of $10,614,112. The net realized gain of the transactions of $851,656 was not realized by the Fund for tax purposes. On August 27, 2003, the Growth Fund had a redemption in kind with total proceeds in the amount of $6,715,081. The net realized gain of the transactions of $1,233,416 was not realized by the Fund for tax purposes.
(b) Atlantic Whitehall Mid-Cap Growth Fund commenced investment operations on March 1, 2004.
(c) Atlantic Whitehall Multi-Cap Global Value Fund commenced investment operations on March 1, 2004.
(d) Atlantic Whitehall International Fund commenced investment operations on September 5, 2003.
(e) Atlantic Whitehall Income Fund, Distributor Class Shares were fully redeemed as of November 13, 2003.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      22-23

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                           BALANCED FUND
                                                                                                  --------------------------------
                                                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                                                  MAY 31, 2004       NOVEMBER 30,
                                                                                                   (UNAUDITED)           2003
                                                                                                  --------------     -------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income....................................................................     $      58,794       $    335,148
   Net realized gain on investments.........................................................           676,369          8,064,558(A)
   Net change in unrealized depreciation on investments.....................................          (782,873)        (3,249,051)
                                                                                                 -------------       ------------
Net increase (decrease) in net assets resulting from operations.............................           (47,710)         5,150,655
                                                                                                 -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Distributor Class......................................................................           (60,538)          (445,817)
   From realized gains on investments:
     Distributor Class......................................................................          (257,182)                --
                                                                                                 -------------       ------------
Total Distributions.........................................................................          (317,720)          (445,817)
                                                                                                 -------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................................................................         1,793,050          4,227,453
   Dividends reinvested:
     Distributor Class......................................................................           317,011            445,384
   Cost of shares redeemed:
     Distributor Class......................................................................        (3,090,020)       (40,018,664)
                                                                                                 -------------       ------------
Change in net assets from capital share transactions........................................          (979,959)       (35,345,827)
                                                                                                 -------------       ------------
Net change in net assets....................................................................        (1,345,389)       (30,640,989)
NET ASSETS:
   Beginning of year........................................................................        20,236,550         50,877,539
                                                                                                 -------------       ------------
   End of year (including line A)...........................................................     $  18,891,161       $ 20,236,550
                                                                                                 =============       ============
(A) Undistributed net investment income.....................................................     $      18,499       $     20,243
                                                                                                 =============       ============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................................................................           135,474            365,188
     Reinvested.............................................................................            24,333             39,413
     Redeemed...............................................................................          (232,918)        (3,222,107)
                                                                                                 -------------       ------------
Net decrease in share transactions..........................................................           (73,111)        (2,817,506)
                                                                                                 =============       ============

--------------------------------------------------------------------------
(a) On August 27, 2003, the Balanced Fund had a redemption in kind with total proceeds in the amount of $21,296,923. The net realized gain of the transactions of $7,188,221 was not realized by the Fund for tax purposes.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                   GROWTH FUND - DISTRIBUTOR CLASS
                                        --------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                           YEARS ENDED NOVEMBER 30,
                                      MAY 31, 2004    ------------------------------------------------------------------------------
                                       (UNAUDITED)         2003             2002            2001             2000             1999
                                      ------------    ------------     ------------     ------------    ------------    ------------
NET ASSET VALUE,
Beginning of Period..............     $      15.63    $      13.55    $      17.07      $      19.24    $      20.97   $     16.51
                                      ------------    ------------    ------------      ------------    ------------   -----------
Income from Investment Operations:
   Net investment loss...........            (0.06)          (0.10)          (0.10)            (0.09)          (0.15)        (0.05)
   Net realized and unrealized
     gain (loss) on investment
     transactions................             0.02            2.18           (3.42)            (1.50)           0.65          6.46
                                      ------------    ------------    ------------      ------------    ------------   -----------
   Total income (loss) from
     investment operations.......            (0.04)           2.08           (3.52)            (1.59)           0.50          6.41
                                      ------------    ------------    ------------      ------------    ------------   -----------
Less Distributions from:
   Realized gains................               --              --              --             (0.58)          (2.23)        (1.95)
                                      ------------    ------------    ------------      ------------    ------------   -----------
   Total Distributions...........               --              --              --             (0.58)          (2.23)        (1.95)
                                      ------------    ------------    ------------      ------------    ------------   -----------
Net change in net asset
   value per share...............            (0.04)           2.08           (3.52)            (2.17)          (1.73)         4.46
                                      ------------    ------------    ------------      ------------    ------------   -----------
NET ASSET VALUE,
   End of Period.................     $      15.59    $      15.63    $      13.55      $      17.07  $        19.24   $     20.97
                                      ============    ============    ============      ============  ==============   ===========
Total Return(a)..................            (0.26)%(b)      15.35%         (20.62)%           (8.64)%          1.96%        44.49%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands).........     $    115,862    $    161,771    $    149,610      $    146,072     $   128,500   $   131,496
Ratios to average net assets:
   Expenses before waivers.......             1.42%           1.54%           1.52%             1.49%           1.26%         1.04%
   Expenses net of waivers.......             1.39%           1.39%           1.33%             1.33%           1.24%         0.93%
   Net investment
     loss (net of waivers).......            (0.62)%         (0.70)%         (0.72)%           (0.55)%         (0.63)%       (0.23)%
Portfolio Turnover Rate..........               24%(b)          14%(c)           9%                1%              7%            6%

--------------------------------------------------------------------------
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Not Annualized.
(c) Portfolio turnover rate excludes the effect of redemptions in kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              GROWTH FUND
                                                                                          INSTITUTIONAL CLASS
                                                                                    --------------------------------
                                                                                     SIX MONTHS
                                                                                        ENDED        PERIOD ENDED
                                                                                    MAY 31, 2004     NOVEMBER 30,
                                                                                     (UNAUDITED)        2003(A)
                                                                                     -----------     ------------
 NET ASSET VALUE,
 Beginning of Period.............................................................    $     15.63     $      14.72
                                                                                     -----------     ------------
 Income from Investment Operations:
   Net investment loss...........................................................          (0.02)           (0.02)
   Net realized and unrealized gain on investment transactions...................           0.01             0.93
                                                                                     -----------     ------------
   Total income(loss) from investment operations.................................          (0.01)            0.91
                                                                                     -----------     ------------
 Less Distributions from:
   Net investment income.........................................................             --               --
                                                                                     -----------     ------------
   Total Distributions...........................................................             --               --
                                                                                     -----------     ------------
Net change in net asset value per share..........................................          (0.01)            0.91
                                                                                     -----------     ------------
 NET ASSET VALUE,
   End of Period.................................................................    $     15.62     $      15.63
                                                                                     ===========     ============
Total Return(b)..................................................................          (0.06)%(c)        6.18%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)...................................    $    42,508     $     17,519
Ratios to average net assets:
   Expenses before waivers.......................................................           1.17%            1.29%
   Expenses net of waivers.......................................................           1.14%            1.14%
   Net investment loss (net of waivers)..........................................          (0.37)%          (0.56)%
Portfolio Turnover Rate..........................................................             24%(c)           14%(d)

--------------------------------------------------------------------------
(a) Atlantic Whitehall Growth Fund, Institutional Class commenced investment operations on August 20, 2003.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(c) Not Annualized.
(d) Portfolio turnover rate excludes the effect of redemptions in kind.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                          MID-CAP
                                                                                        GROWTH FUND
                                                                                     INSTITUTIONAL CLASS
                                                                                  ------------------------
                                                                                       PERIOD ENDED
                                                                                      MAY 31, 2004(A)
                                                                                        (UNAUDITED)
                                                                                      ---------------
NET ASSET VALUE,
Beginning of Period..............................................................       $     10.00
                                                                                        -----------
 Income from Investment Operations:
   Net investment loss...........................................................             (0.01)
   Net realized and unrealized gain on investment transactions...................              0.05
                                                                                        -----------
   Total income from investment operations.......................................              0.04
                                                                                        -----------
 Less Distributions from:
   Net investment income.........................................................                --
                                                                                        -----------
   Total Distributions...........................................................                --
                                                                                        -----------
Net change in net asset value per share..........................................              0.04
                                                                                        -----------
 NET ASSET VALUE,
   End of Period.................................................................       $     10.04
                                                                                        ===========
Total Return(b)..................................................................              0.40%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)...................................       $    31,725
Ratios to average net assets:
   Expenses before waivers.......................................................              1.17%
   Expenses net of waivers.......................................................              1.17%
   Net investment loss (net of waivers)..........................................             (0.39)%
Portfolio Turnover Rate..........................................................                 8%(c)

--------------------------------------------------------------------------
(a) Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class commenced investment operations on March 1, 2004.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(c) Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        MULTI-CAP GLOBAL
                                                                                          VALUE FUND
                                                                                       INSTITUTIONAL CLASS
                                                                                     -----------------------
                                                                                         PERIOD ENDED
                                                                                        MAY 31, 2004(A)
                                                                                          (UNAUDITED)
                                                                                        ---------------
NET ASSET VALUE,
Beginning of Period..............................................................        $      10.00
                                                                                         ------------
 Income from Investment Operations:
   Net investment income.........................................................                0.02
   Net realized and unrealized loss on investment transactions...................               (0.14)
                                                                                         ------------
   Total loss from investment operations.........................................               (0.12)
                                                                                         ------------
 Less Distributions from:
   Net investment income.........................................................                  --
                                                                                         ------------
   Total Distributions...........................................................                  --
                                                                                         ------------
Net change in net asset value per share..........................................               (0.12)
                                                                                         ------------
 NET ASSET VALUE,
   End of Period.................................................................        $       9.88
                                                                                         ============
Total Return(b)..................................................................               (1.20)%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)...................................        $     20,673
Ratios to average net assets:
   Expenses before waivers.......................................................                1.41%
   Expenses net of waivers.......................................................                1.30%
   Net investment income (net of waivers)........................................                0.75%
Portfolio Turnover Rate..........................................................                  14%(c)

--------------------------------------------------------------------------
(a) Atlantic  Whitehall  Multi-Cap  Global  Value   Fund,   Institutional  Class
    commenced  investment  operations on March 1, 2004.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(c) Not Annualized.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                             INTERNATIONAL FUND
                                                                                            INSTITUTIONAL CLASS
                                                                                       ------------------------------
                                                                                        SIX MONTHS
                                                                                          ENDED         PERIOD ENDED
                                                                                       MAY 31, 2004      NOVEMBER 30,
                                                                                        (UNAUDITED)       2003(A)
                                                                                       ------------     -------------
NET ASSET VALUE,
Beginning of Period..............................................................       $    10.55       $     10.00
                                                                                        ----------       -----------
 Income from Investment Operations:
   Net investment income.........................................................             0.10              0.01
   Net realized and unrealized gain on investment transactions...................             0.93              0.54
                                                                                        ----------       -----------
   Total income from investment operations.......................................             1.03              0.55
                                                                                        ----------       -----------
 Less Distributions from:
   Realized gains................................................................            (0.05)               --
                                                                                        ----------       -----------
   Total Distributions...........................................................            (0.05)               --
                                                                                        ----------       -----------
Net change in net asset value per share..........................................             0.98              0.55
                                                                                        ----------       -----------
 NET ASSET VALUE,
   End of Period.................................................................       $    11.53       $     10.55
                                                                                        ==========       ===========
Total Return(b)..................................................................             9.78%(c)          5.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)...................................       $  168,821       $   157,864
Ratios to average net assets:
   Expenses before waivers.......................................................             1.54%             1.50%
   Expenses net of waivers.......................................................             1.54%             1.50%
   Net investment income (net of waivers)........................................             1.66%             0.26%
Portfolio Turnover Rate..........................................................               13%(c)            12%(c)

--------------------------------------------------------------------------
(a) Atlantic  Whitehall  International  Fund,   Institutional   Class  commenced
    investment  operations  on September  5, 2003.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(c) Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   INCOME FUND
                                                                                               INSTITUTIONAL CLASS
                                                                                         ------------------------------
                                                                                         SIX MONTHS
                                                                                           ENDED           PERIOD ENDED
                                                                                         MAY 31, 2004      NOVEMBER 30,
                                                                                          (UNAUDITED)        2003(A)
                                                                                         ------------      ------------
NET ASSET VALUE,
Beginning of Period..............................................................        $      10.10      $      10.05
                                                                                         ------------      ------------
 Income from Investment Operations:
   Net investment income.........................................................                0.15              0.09(b)
   Net realized and unrealized gain (loss) on investment transactions............               (0.22)             0.05(b)
                                                                                          -----------      ------------
   Total income(loss) from investment operations.................................               (0.07)             0.14
                                                                                          -----------      ------------
 Less Distributions from:
   Net investment income.........................................................               (0.17)            (0.09)
                                                                                          -----------      ------------
   Total Distributions...........................................................               (0.17)            (0.09)
                                                                                          -----------      ------------
Net change in net asset value per share..........................................               (0.24)             0.05
                                                                                          -----------      ------------
 NET ASSET VALUE,
   End of Period.................................................................         $      9.86      $      10.10
                                                                                          ===========      ============
Total Return(c)..................................................................               (0.71)%(d)         1.36%(d)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)...................................         $    29,057      $     12,042
Ratios to average net assets:
   Expenses before waivers.......................................................                1.09%(e)          1.57%
   Expenses net of waivers.......................................................                1.09%(e)          1.19%
   Net investment income (net of waivers)........................................                2.97%             3.06%
Portfolio Turnover Rate..........................................................                  92%(d)            49%

--------------------------------------------------------------------------
(a) Atlantic Whitehall Income Fund, Institutional Class commenced investment operations on August 21, 2003. Distributor Class Shares were fully redeemed as of November 13, 2003.
(b) The selected per share data was calculated using the weighted average shares method for the period.
(c) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(d) Not Annualized.
(e) The Adviser's fee, which affects the expense ratios, changed from 0.65% to 0.50% on April 1, 2004.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                  BALANCED FUND - DISTRIBUTOR CLASS
                                           -----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                              YEARS ENDED NOVEMBER 30,
                                         MAY 31, 2004     --------------------------------------------------------------------------
                                         (UNAUDITED)         2003             2002           2001            2000            1999
                                         ------------     ------------     ------------   ------------   ------------   ------------
NET ASSET VALUE,
Beginning of Period..............        $      13.17     $      11.68     $      13.73   $      13.97   $      13.33   $     12.90
                                         ------------     ------------     ------------   ------------   ------------   -----------
 Income from Investment Operations:
   Net investment income.........                0.04             0.10             0.17           0.26           0.24          0.26
   Net realized and unrealized
     gain (loss) on investment
     transactions................               (0.08)            1.51            (1.79)         (0.16)          0.70          1.50
                                         ------------     ------------     ------------   ------------   ------------   -----------
   Total income (loss) from
     investment operations.......               (0.04)            1.61            (1.62)          0.10           0.94          1.76
                                         ------------     ------------     ------------   ------------   ------------   -----------
 Less Distributions from:
   Net investment income.........               (0.04)           (0.12)           (0.19)         (0.26)         (0.26)        (0.20)
   Realized gains................               (0.18)              --            (0.24)         (0.08)         (0.04)        (1.13)
                                         ------------     ------------     ------------   ------------   ------------   -----------
   Total Distributions...........               (0.22)           (0.12)           (0.43)         (0.34)         (0.30)        (1.33)
                                         ------------     ------------     ------------   ------------   ------------   -----------
Net change in net asset
   value per share...............               (0.26)            1.49            (2.05)         (0.24)          0.64          0.43
                                         ------------     ------------     ------------   ------------   ------------   -----------
Net Asset Value,
   End of Period.................        $      12.91     $      13.17     $      11.68   $      13.73   $      13.97   $     13.33
                                         ============     ============     ============   ============   ============   ===========
Total Return(a)..................               (0.35)%(b)       13.96%          (12.07)%         0.71%          6.93%        15.23%
 Ratios/Supplemental Data:
Net Assets at the end of
   Period (in thousands).........        $     18,891     $     20,237     $     50,878   $     66,985   $     65,829   $    59,572
 Ratios to average net assets:
   Expenses before waivers.......                1.67%            1.60%            1.57%          1.49%          1.32%         1.11%
   Expenses net of waivers.......                1.45%            1.45%            1.39%          1.39%          1.31%         1.00%
   Net investment
     income (net of waivers).....                0.59%            0.80%            1.33%          1.85%          1.61%         2.02%
Portfolio Turnover Rate..........                  18%(b)           33%(c)           32%           150%            73%           42%

--------------------------------------------------------------------------
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Not Annualized.
(c) Portfolio turnover rate excludes the effect of redemption in kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. Atlantic Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Trust consists of seven separate investment portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund, Income Fund, Short-Term Municipal Bond Fund and Balanced Fund (individually, a "Fund," and collectively, the "Funds"). Growth Fund is authorized to issue two classes of shares (Distributor Class and Institutional Class); Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund, Income Fund and Short-Term Municipal Bond Fund are each authorized to issue one class of shares (Institutional Class) and Balanced Fund is authorized to issue one class of shares (Distributor Class). Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions. As of May 31, 2004, Short-Term Municipal Bond Fund has not commenced operations. These financial statements include the Trust's active portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund, Income Fund and Balanced Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         (A) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         The International Fund and the Multi-Cap Global Value Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.

         Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

         To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

         (B) REPURCHASE AGREEMENTS: The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for the purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities.

         (C) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis. Investment Income and realized and unrealized gains and losses are allocated to the separate classes of shares based upon the relative net assets of each series.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

         (D) EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In addition, non-class specific expenses are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and relate to distribution fees.

         (E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income Fund declares dividends from net investment income daily and pays monthly. Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund and International Fund declare and pay dividends from net investment income annually. Balanced Fund declares and pays dividends from net investment income quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

         The tax character of distributions paid during fiscal 2003 and 2002 were as follows:

                                       DISTRIBUTIONS PAID IN 2003                 DISTRIBUTIONS PAID IN 2002
                                       --------------------------                 --------------------------
                                        ORDINARY         LONG-TERM                  ORDINARY         LONG-TERM
            FUND                         INCOME*       CAPITAL GAINS                 INCOME*       CAPITAL GAINS
            ----                         ------        -------------                 ------        -------------
         Income Fund.............        $488,177            $ --                  $  934,907         $     --
         Balanced Fund ..........         445,817              --                   1,303,312          792,448

         As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                       UNDISTRIBUTED
                                      CAPITAL LOSS       ORDINARY         UNDISTRIBUTED      UNREALIZED
            FUND                      CARRYFORWARD        INCOME*        LONG-TERM GAIN    APPRECIATION
            ----                      ------------        ------         --------------    ------------
         Growth Fund.............      $(2,865,353)      $     --           $     --        $35,722,046
         International Fund......               --        770,280                 --          7,864,046
         Income Fund.............         (428,418)        35,393                 --            193,118
         Balanced Fund...........               --         20,243            257,170          4,151,035

         *  For  tax  purposes,   short-term   capital  gain  distributions  are
            considered ordinary income distributions.

         These amounts are as of the most recent tax year end.

         (F) FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the applicable requirements of Subchapter M of the Internal Revenue Code and to distribute in a timely manner all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

         (G) WHEN-ISSUED TRANSACTIONS: The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future. Purchasing securities on a when-issued basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

         (H) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using a current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

         (I) FORWARD CURRENCY TRANSACTIONS: Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         (J) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is improbable.

NOTE 3-- ADVISORY FEES. Atlantic Trust Advisors, Inc. (the "Adviser"), a registered investment adviser and a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP") provides investment advisory services to each of the Funds.

Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth Fund , Mid-Cap Growth Fund and Balanced Fund; 0.90% for Multi-Cap Global Value Fund; 1.15% for International Fund and 0.50% for Income Fund. Prior to April 1, 2004, the advisory fee for Income Fund was 0.65%. The Advisor contractually agreed to waive its advisory fee and/or reimburse expenses through November 30, 2004 to the extent necessary to maintain net expenses for each class of each Fund, except the International Fund, as follows:

                            CONTRACTUAL EXPENSE LIMITATIONS
                            -------------------------------
FUND                  DISTRIBUTOR CLASS        INSTITUTIONAL CLASS
----                  -----------------        -------------------
Growth Fund                   1.39%                    1.14%
Mid-Cap Growth Fund            N/A                     1.30%
Multi-Cap Global Value Fund    N/A                     1.30%
Income                         N/A                     1.30%
Balanced Fund                 1.45%                     N/A

This resulted in the Adviser waiving $28,225, $5,072 and $21,943 in advisory fees for Growth Fund, Multi-Cap Global Value Fund and Balanced Fund, respectively, for the six months ended May 31, 2004. The Adviser received advisory fees, net of waivers, of $728,980, $62,036, $35,042, $965,768, $60,910 and $62,864 for Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund, Income Fund and Balanced Fund, respectively, for the six months ended May 31, 2004.

AIM Funds Management, Inc. ("AIM") serves as sub-adviser to Multi-Cap Global Value Fund. INVESCO Global Asset Management (N.A.) ("IGAM") serves as sub-adviser to International Fund. AIM and IGAM are subsidiaries of AMVESCAP. The sub-advisers provide advisory services, including portfolio management, to the Funds, subject to the review of the Board of Trustees and the overall supervision of the Adviser. AIM and IGAM are entitled to receive from the Adviser a fee based on the average daily net assets of Multi-Cap Global Value Fund and International Fund at the annual rate of 0.35% and 0.45%, respectively.

NOTE 4 -- ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION FEES. The Trust and PFPC Inc. ("PFPC") have entered into an administration agreement under which PFPC ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.08% of average daily net assets of each Fund up to $500 million; 0.06% of average daily net assets of each Fund in excess $500 million up to $1 billion; and 0.05% of average daily net assets of each Fund in excess of $1 billion.

In addition, the Administrator also provides certain fund accounting and administration services. The Administrator also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC, serves as the distributor of the Funds. The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Distributor Class of Growth Fund and Balanced Fund. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of each of these Funds. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to the Plan.

NOTE 5 -- TRUSTEE COMPENSATION. The Trust pays each nonaffiliated Trustee an annual retainer of $12,000 ($14,000 for the Chairman), a fee of $1,200 for each Board of Trustees meeting attended and $1,200 for each Board of Trustees committee meeting attended. Prior to April 23, 2004, the Trust paid each nonaffiliated Trustee an annual retainer of $10,000 ($12,000 for the Chairman), a fee of $1,000 for each Board of Trustees meeting attended and $1,000 for each Board of Trustees committee meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each receive an additional $500. The Trust also reimburses expenses incurred by each nonaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 2004, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments) amounted to the following:

                                                   PURCHASES                                   SALES
                                     ------------------------------------       ----------------------------------
FUND                                 U.S. GOVERNMENT           OTHER            U.S. GOVERNMENT          OTHER
----                                 ----------------   -----------------       ---------------    ---------------
Growth Fund ....................     $          --      $   41,173,736          $         --          $44,454,563
Mid-Cap Growth Fund...........                  --          32,690,511                    --            2,334,413
Multi-Cap Global Value Fund...                  --          23,617,184                    --            2,350,527
International Fund............                  --          20,438,524                    --           24,548,079
Income Fund.....................        15,616,324          18,143,858            15,592,851            1,549,286
Balanced Fund ..................           421,974           3,130,481               522,337            4,149,577

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at May 31, 2004 for each Fund is as follows:

                                                                                      NET
                                         GROSS                GROSS              APPRECIATION
FUND                                  APPRECIATION        (DEPRECIATION)        (DEPRECIATION)            COST
----                                  ------------        --------------        --------------        -------------
Growth Fund ....................       $29,686,233         $  (2,069,885)       $  27,616,348         $131,132,728
Mid-Cap Growth Fund.............         1,177,459              (912,331)             265,128           31,496,555
Multi-Cap Global Value Fund.....           298,570              (529,627)            (231,057)          22,040,271
International Fund..............        19,756,179            (1,609,568)          18,146,611          149,651,687
Income Fund.....................           122,577              (714,621)            (592,044)          29,833,639
Balanced Fund ..................         3,578,298              (210,136)           3,368,162           15,422,694

NOTE 7 -- CAPITAL SHARES TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are shown in the Statement of Changes in Net Assets.

NOTE 8 -- CAPITAL LOSS CARRYOVERS. At November 30, 2003, Growth Fund and Income Fund had the following capital loss carryovers:

FUND                         CAPITAL LOSS CARRYOVER        EXPIRATION DATE
----                         ----------------------        ---------------
Growth Fund                       $   838,930                    2009
                                    1,716,860                    2010
                                      309,563                    2011

Income Fund                           188,763                    2008
                                      239,655                    2010

--------------------------------------------------------------------------------
    ATLANTIC WHITEHALL FUNDS TRUST

    An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Atlantic Trust Group, Inc., and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.
    The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

ATLANTIC WHITEHALL
FUNDS TRUST

BOARD OF TRUSTEES

 Pierre de St. Phalle, Chairman*

 Lynn S. Birdsong, Trustee*

 Susan V. Machtiger, Trustee*

John S. Markwalter, Jr., Trustee

 Tracy L. Nixon, Trustee*

 John R. Preston, Trustee*

--------------------------------

 OFFICERS

 William E. Rankin, President & Chief Executive Officer

 Robert B. Saccone, Vice President

 David Smith, Vice President

 John Bini, Treasurer & Chief Financial Officer

 Frank Chu, Assistant Treasurer

 Paul Elmlinger, Secretary

 Gabrielle Bailey, Assistant Secretary

*    Non Affiliated Trustee

INVESTMENT ADVISOR
Atlantic Trust Advisors, Inc.
50 Rockefeller Plaza
New York, NY 10020

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
State Street Bank and Trust Company
150 Newport Ave.
North Quincy, MA 02171

COUNSEL
Morrison &Foerster LLP
2000 Pennsylvania Avenue, NW
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

This report is for the information of the shareholders of Atlantic Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

Descriptions of Atlantic Whitehall Fund Trust's Proxy Voting Policies and Procedures are available upon request and without charge on Atlantic Whitehall Fund Trust's website at www.atlanticwhitehallfunds.com or the Securities and Exchange Commission's website at sec.gov or by calling 800-994-2533.

[LOGO OMITTED -ATLANTIC WHITEHALL FUNDS]

           50 Rockefeller Plaza, 15th Floor o New York, NY 10020-1605
                  800 994 2533 o www.atlanticwhitehallfunds.com





ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*  /S/ William Rankin
                         -------------------------------------------------------
                                    William Rankin, Chief Executive Officer
                                    (principal executive officer)

Date                       July 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ William Rankin
                         -------------------------------------------------------
                                    William Rankin, Chief Executive Officer
                                    (principal executive officer)

Date                       July 28, 2004
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By (Signature and Title)*  /S/ John Bini
                         -------------------------------------------------------
                                    John Bini, Chief Financial Officer
                                    (principal financial officer)

Date                       July 27, 2004
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* Print the name and title of each signing officer under his or her signature.